SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 47  (File No. 2-73115)                  [X]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 49  (File No. 811-3218)                                [X]
              ---

AXP Variable Portfolio - Investment Series, Inc.
200 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American
   Express(R)
 Funds
                                                             American Express(R)
                                                              Variable Portfolio
                                                                           Funds


                                                        PROSPECTUS/OCT. 30, 2002


AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Bond Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Cash Management Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Extra Income Fund
AXP(R) Variable Portfolio - Federal Income Fund
AXP(R) Variable Portfolio - Global Bond Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - New Dimensions Fund(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Stock Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

Please note that each Fund:

o   is not a bank deposit
o   is not federally insured
o   is not endorsed by any bank or government agency
o   is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.

                                          Managed by: IDS Life Insurance Company
(logo)
AMERICAN
EXPRESS

Table of Contents

TAKE A CLOSER LOOK AT:


The Funds                                                                 p

AXP Variable Portfolio - Blue Chip Advantage Fund                         p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Bond Fund                                        p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Capital Resource Fund                            p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Cash Management Fund                             p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p

AXP Variable Portfolio - Diversified Equity Income Fund                   p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Emerging Markets Fund                            p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Equity Select Fund                               p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Extra Income Fund                                p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Federal Income Fund                              p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Global Bond Fund                                 p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p


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2p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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AXP Variable Portfolio - Growth Fund                                      p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - International Fund                               p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Managed Fund                                     p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - New Dimensions Fund                              p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Partners Small Cap Value Fund                    p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Performance Information                                                   p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - S&P 500 Index Fund                               p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Index Performance                                                         p
Management                                                                p

AXP Variable Portfolio - Small Cap Advantage Fund                         p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Stock Fund                                       p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

AXP Variable Portfolio - Strategy Aggressive Fund                         p
Goal                                                                      p
Principal Investment Strategies                                           p
Principal Risks                                                           p
Past Performance                                                          p
Management                                                                p
Other Securities and Investment Strategies                                p

Fees and Expenses                                                         p

Buying and Selling Shares                                                 p
Valuing Fund Shares                                                       p
Purchasing Shares                                                         p
Transferring/Selling Shares                                               p

Distribution and Taxes                                                    p

Other Information                                                         p

Financial Highlights                                                      p


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3p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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The Funds

References to "Fund" throughout this prospectus refer to AXP Variable Portfolio
- Blue Chip Advantage Fund, AXP Variable Portfolio - Bond Fund, AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Cash Management Fund, AXP Variable Portfolio - Diversified Equity Income Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Extra Income Fund, AXP Variable Portfolio - Federal Income Fund, AXP Variable Portfolio - Global Bond Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio
- Managed Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - Partners Small Cap Value Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund, AXP Variable Portfolio - Stock Fund, and AXP Variable Portfolio - Strategy Aggressive Fund, singularly or collectively as the context requires.


A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.


Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

AXP Variable Portfolio - Blue Chip Advantage Fund

GOAL
The Fund seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. A common measure of blue chip stocks is the S&P 500 Composite Stock Price Index (S&P 500). The S&P 500 is an unmanaged market index used to measure the total return of the U.S. stock market (the Fund may change this market index from time to time). While the Fund invests in stocks included in the S&P 500, it is not an index fund, it may own companies not included in the index, and its results will likely differ from the index. Selecting blue chip stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment adviser*, makes investment selections by:

o Identifying companies with:

    o  attractive valuations;
    o  financial strength;
    o  strong, sustainable earnings growth; and
    o  improving growth dynamics.

o   Buying a diversified portfolio of securities; and
o Buying equity securities not included in the S&P 500 if those securities meet the standards described above.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o   the security is overvalued relative to alternative investments;
o   political, economic, or other events could affect the company's performance;
o   potential losses can be minimized (i.e., in a market down-turn);
o   a more attractive opportunity exists; and
o the company or the security continues to meet the other standards described above.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

* Each Fund pays IDS Life a fee for managing its assets. IDS Life and AEFC have an Investment Advisory Agreement that calls for IDS Life to pay AEFC a fee for investment advice.


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4p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Issuer Risk

    Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Style Risk
The objective of the Fund is to provide shareholders with a long-term return exceeding that of the U.S. stock market. Currently, the S&P 500 is the market index used to measure total return of the U.S. stock market. However, unlike the unmanaged index, the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund, stock selection, sector weightings, and other such factors. As a result, once these factors are accounted for, the Fund may under-perform the market index.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending ______) and the lowest return for a calendar quarter was ____% (quarter ending _________).

The Fund's year to date return as of Sept. 30, 2002 was ____%.


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5p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


Average Annual Total Returns (as of Dec. 31, 2001)
                                                  1 year      Since inception

AXP VP - Blue Chip Advantage Fund                    %             %(a)
S&P 500                                              %             %(b)
Lipper Large-Cap Core Funds Index                    %             %(b)


(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

The Lipper Large-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.


MANAGEMENT
James M. Johnson, Jr. is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Blue Chip Advantage Fund. He joined AEFC in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management in 1996. He is portfolio manager of Total Return Portfolio and AXP Blue Chip Advantage Fund. He also serves as co-portfolio manager of AXP Small Company Index Fund, AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP Nasdaq 100 Index Fund, and AXP Variable Portfolio - S&P 500 Index Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may invest in other instruments such as money market securities and derivatives such as futures, options and forward contracts.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


AXP Variable Portfolio - Bond Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in bonds and other debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in bonds. Additionally, at least 50% of the Fund's investments will be invested in (1) investment-grade corporate bonds, (2) government bonds (including mortgage-backed securities), and (3) unrated corporate bonds that are believed to be of investment-grade quality. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher dividends and/or capital appreciation by buying lower-quality (junk) bonds. As a result, junk bonds may comprise a large percentage of the Fund's investments. The Fund may invest up to 25% of its total assets in foreign investments (which may include investments in emerging markets).

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:

o considering opportunities and risks by reviewing interest rate and economic forecasts;
o investing more heavily in certain market sectors (for example, corporate bonds and government bonds) based on AEFC's expectations for interest rates;
o   identifying investment-grade U.S. and foreign bonds;
o   identifying below investment-grade U.S. and foreign bonds (junk bonds);


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6p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


o identifying securities that are expected to outperform other securities. In this analysis, AEFC will take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments); and
o identifying investments that contribute to the portfolio diversification of the Fund, including both the number of issuers and the types of securities held in the portfolio.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the interest rate or economic outlook changes;
o   the security is overvalued relative to alternative investments;
o the issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell);
o   the security has reached AEFC's price objective;
o   AEFC identifies a more attractive opportunity; and
o the issuer or the security continues to meet the other standards described above.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Call/Prepayment Risk
    Credit Risk
    Event Risk
    Foreign/Emerging Markets Risk
    Interest Rate Risk
    Liquidity Risk
    Market Risk

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.

Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.


Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

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7p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation the higher its yield and the greater its sensitivity to changes in interest rates.


Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o   how the Fund's average annual total returns compare to recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                            1 year     5 years   10 years


AXP VP - Bond Fund                             %          %          %
Lehman Brothers Aggregate Bond Index           %          %          %
Lipper Corporate Debt - BBB rated Index        %          %          %


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

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8p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


The Lipper Corporate Debt - BBB rated Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.


MANAGEMENT

Ray Goodner, vice president and senior portfolio manager, is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Bond Fund. He joined AEFC in 1977. He has been managing the assets of this fund since May 2000. He also serves as portfolio manager of AXP Bond Fund.


OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may invest in other instruments such as money market securities, common stocks, preferred stocks, derivatives such as futures, options and forward contacts, and convertible securities.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


AXP Variable Portfolio - Capital Resource Fund

GOAL
The Fund seeks capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in U.S. common stocks of companies with market capitalization of at least $5 billion and other securities convertible into common stock. Additionally, the Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:

o Identifying securities that AEFC believes have good capital appreciation potential.

o Considering opportunities and risks by reviewing interest rates and economic forecasts.
o Buying a diversified portfolio of securities. AEFC will weight certain sectors more heavily based on AEFC's expectations for growth and for expected market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the interest rate or economic outlook changes;
o   the security is overvalued relative to other potential investments;
o   the security has reached AEFC's price objective;
o   AEFC wishes to lock-in profits;
o   AEFC identifies a more attractive opportunity; and
o the issuer or the security continues to meet the other standards described above.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


--------------------------------------------------------------------------------
9p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Issuer Risk

    Style Risk
    Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Style Risk
The Fund purchases stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.


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10p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o   how the Fund's average annual total returns compare to a recognized index.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                            1 year     5 years   10 years

AXP VP - Capital Resource Fund                 %          %          %
S&P 500                                        %          %          %


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.


The securities included in the index may not be the same as those held by the Fund.


MANAGEMENT
Doug Chase is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Capital Resource Fund. He has been managing the assets of this Fund since April 2002. He joined AEFC in February 2002. He also serves as portfolio manager for AXP(R) Large Cap Equity Fund and IDSLife Variable Annuity Funds A and B. Prior to joining AEFC, he worked as an analyst and portfolio manager at Fidelity Investments where he managed the Fidelity Export and Multinational Fund and was a member of the team that managed several other funds.


OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may invest in other instruments such as money market securities, derivative instruments such as futures, options and forward contracts, and debt obligations of any rating.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


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11p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

AXP Variable Portfolio - Cash Management Fund

GOAL
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, the Fund cannot guarantee this goal.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.


Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.


The selection of short-term debt obligations is the primary decision in building the investment portfolio. The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:


o   limits its average portfolio maturity to ninety days or less;
o   buys obligations with remaining maturities of 397 days or less; and
o buys only obligations that are denominated in U.S. dollars and present minimal credit risk.


In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:


o Considering opportunities and risks given current interest rates and anticipated interest rates.
o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o the issuer's credit rating declines or AEFC expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until AEFC believes it is advantageous to sell);
o   political, economic, or other events could affect the issuer's performance;
o   AEFC identifies a more attractive opportunity; and
o the issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

    Credit Risk
    Foreign Risk
    Interest Rate Risk
    Market Risk
    Sector/Concentration Risk

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.


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12p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.


Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk). For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing how the Fund's performance varied for each full calendar year shown on the chart below.


How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                            1 year     5 years   10 years

AXP VP - Cash Management Fund                  %          %          %


This table shows total returns from hypothetical investments in shares of the Fund. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Yield Information
For current 7-day yield information, call (800) 862-7919 option 3.


MANAGEMENT
Mary McQuillen is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Cash Management Fund. She joined AEFC in 1987 as a senior analyst. She has managed this Fund since January 2002. She also serves as portfolio manager of AXP Cash Management Fund, IDS Life Series - Government Securities Portfolio and IDS Life Series - Money Market Portfolio. She also serves as portfolio manager and managing director of Institutional Fixed Income Money for American Express Trust Company and manages intermediate institutional accounts.


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13p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

AXP Variable Portfolio - Diversified Equity Income Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital. Because any investment involves risk, achieving these goals cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses equity investments by:


o   Identifying companies with moderate growth potential based on:


    o  effective management (considering overall performance); and
    o  financial strength.


o   Determining specific industry weightings within the following sectors:


    o  Consumer cyclical       o   Energy
    o  Consumer stable         o   Technology
    o  Financial               o   Industrial


o   Identifying stocks that are selling at low prices in relation to:


    o  current and projected earnings;
    o  current and projected dividends; and
    o  historic price levels.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the security is overvalued relative to alternative investments;
o   the security has reached AEFC's price objective;
o   the company has met AEFC's earnings and/or growth expectations; and
o the company or the security continues to meet the other standards described above.

During weak or declining markets, the Fund may invest more of its assets in money market securities or commercial paper. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Issuer Risk

    Sector/Concentration Risk

    Style Risk


Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).


Style Risk
The Fund's management strategy will influence performance significantly. Securities in which the Fund invests could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in other types of securities. If the manager's stock selection strategy does not perform as expected, the Fund could underperform its peers.


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14p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                            1 year            Since inception

AXP VP - Diversified Equity Income Fund        %                   %(a)
Russell 1000(R) Value Index                    %                   %(b)
Lipper Equity Income Funds Index               %                   %(b)
S&P 500                                        %                   %(b)


(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Russell 1000 Value Index, an unmanaged index, measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Lipper Equity Income Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The S&P 500, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.


The securities included in the indexes may not be the same as those held by the Fund.

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15p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


MANAGEMENT
Warren Spitz, senior portfolio manager, manages the day-to-day operations of AXP Variable Portfolio - Diversified Equity Income Fund. He joined AEFC in 2000 and has been in the investment industry since 1984. He began managing this Fund in November 2000. He also serves as portfolio manager of AXP Equity Value Fund, AXP Diversified Equity Income Fund, AXP Mid Cap Value Fund, IDS Life Series - Equity Income Portfolio, and IDS Life Series - Managed Portfolio. Prior to joining AEFC, he was a portfolio manager for Prudential Global Asset Management from 1987 to 2000. Mr. Spitz has a BS in economics from Allegheny College and an MBA in finance from the Wharton School, University of Pennsylvania.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may invest in other instruments such as foreign securities, convertible securities, debt obligations including bonds and commercial paper of any rating and money market securities. The Fund may utilize derivative instruments such as futures, options and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


AXP Variable Portfolio - Emerging Markets Fund

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of companies in emerging market countries. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in companies located in at least three different emerging market countries. Included within this 80% are the securities of companies that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.


The selection of geographic regions is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:

o   considering opportunities and risks within emerging market countries.
o determining the percentage of assets to invest in a particular country based upon its economic outlook, political environment, and growth rate (the Fund may invest a significant portion of its assets in a particular country or region).
o   identifying companies with:


    o  effective management;
    o  financial strength;
    o  prospects for growth and development; and
    o  high demand for their products or services.

o Identifying securities with sufficient liquidity in trading volume (however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).
o Buying securities of those companies AEFC considers to be industry market leaders offering the best opportunity for long-term growth.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:


    o  the security is overvalued relative to alternative investments; and
    o the company or the security continues to meet the standards described above.


Because the economies of emerging markets can change much more rapidly than that of the U.S., AEFC will focus on the risks associated with potential currency devaluations or sharp changes in monetary policy. If AEFC believes economic or political developments may result in lower share prices, it will attempt to reduce the investments in that country.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations. Additionally, the Fund may utilize derivative instruments to produce incremental earnings and to increase flexibility.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


--------------------------------------------------------------------------------
16p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk
    Foreign/Emerging Markets Risk

    Issuer Risk

    Liquidity Risk
    Style Risk
    Sector/Concentration Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.


Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

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17p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

PAST PERFORMANCE


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                            1 year            Since inception
AXP VP - Emerging Markets Fund                 %                     %
MSCI Emerging Markets Free Index               %                     %
Lipper Emerging Markets Fund Index             %                     %

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital international (MSCI) Emerging Markets Free Index, an unmanaged market capitalization-weighted index, is compile from a composite of securities markets of 26 emerging markets countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Emerging Markets Funds Index, published by Lipper Inc., includes the 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Julian A.S. Thompson manages the day-to-day operations of AXP Variable Portfolio
- Emerging Markets Fund. He joined AEFC in 1999. He also manages AXP Emerging Markets Fund. Prior to joining AEFC, from 1993 to 1999, he was an investment manager for Stewart Ivory, a Scottish investment company.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as debt securities and money market securities.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


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18p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

AXP Variable Portfolio - Equity Select Fund

GOAL
The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund invests primarily in medium-sized companies and may also invest in small- and large-sized companies. The Fund may invest up to 25% of its total assets in foreign investments.


In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses equity investments by:


o   Identifying small, medium and large companies with:


    o  effective management;
    o  financial strength;
    o  growth potential; and
    o  competitive market position.


o Considering opportunities and risks by overall market conditions and industry outlook.
o Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the security is overvalued relative to alternative investments;
o the security has reached AEFC's price objective (what AEFC considers to be fair market value);
o   the company has met AEFC's earnings and/or growth expectations;
o   political, economic, or other events could affect the company's performance;
    and
o the company or the security continues to meet the other standards described above.

During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk
    Style Risk
    Small Company Risk
    Issuer Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

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19p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund did not begin operations until April 2001.

MANAGEMENT
Duncan J. Evered is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Equity Select Fund.

He joined AEFC in 1994 as a senior analyst covering healthcare. He has been in the investment industry since 1984. He also serves as a portfolio manager for AXP Equity Select Fund and for institutional products focusing on small to mid-cap holdings. Mr. Evered has a BS degree from Stanford School of Business.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may utilize investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as debt obligations (in the four highest ratings), derivatives such as futures, options and forward contracts, convertible securities and money market securities.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


AXP Variable Portfolio - Extra Income Fund

GOAL
The Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments.


In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:


o   Reviewing interest rate and economic forecasts.
o   Identifying securities and /or companies that:


    o  have medium and low quality ratings;
    o have similar qualities, in AEFC's opinion, even though they are not rated or have been given a different rating by a rating agency;
    o  have growth potential;
    o  have the potential for capital appreciation through credit upgrades.


o Buying securities that are expected to outperform other securities on a risk-adjusted basis (i.e., after considering coupon, sinking fund provision, call protection, and quality). AEFC believes that credit selection is a primary concern and aggressively manages the Fund to earn a high total return.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the interest rate or economic outlook changes;
o   a sector or industry is experiencing change;
o   a security's rating is changed;
o   the security is overvalued;
o   the company does not meet AEFC's performance expectations;
o   AEFC wishes to lock-in profits;
o   AEFC identifies a more attractive opportunity; and
o the issuer or the security continues to meet the other standards described above.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


--------------------------------------------------------------------------------
20p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk
    Interest Rate Risk

    Credit Risk
    Issuer Risk


Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.


Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.


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21p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


Average Annual Total Returns (as of Dec. 31, 2001)

                                            1 year            Since inception

AXP VP - Extra Income Fund                     %                   %(a)
Merrill Lynch High Yield Bond Index            %                   %(b)
Lipper High Yield Funds Index                  %                   %(b)


(a) Inception date was May 1, 1996.
(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Merrill Lynch High Yield Bond Index, an unmanaged index, provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $350 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

The Lipper High Yield Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.


MANAGEMENT

Scott Schroepfer and Brian Lavin are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Extra Income Fund.


Scott Schroepfer, senior portfolio manager, joined AEFC in 1990, and has managed the assets of the Fund since March 1999. He is also co-portfolio manager of AXP Extra Income Fund.

Brian Lavin became co-portfolio manager of the Fund in August 2001. Mr. Lavin had eight years of investment industry experience prior to joining AEFC as an analyst in April 1994, covering several industries including general industrials, financial services, publishing and health care. He also serves as co-portfolio manager of AXP Extra Income Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may invest in other instruments such as money market securities, common stock, preferred stock, convertible securities, and derivatives such as futures, options and forward contracts.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


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22p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

AXP Variable Portfolio - Federal Income Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Although the Fund may invest in any U.S. government securities, it is anticipated that U.S. government securities representing part ownership in pools of mortgage loans (mortgage-backed securities) will comprise a large percentage of the Fund's investments. The Fund will utilize forward sale commitments for hedging purposes. Additionally, the Fund will aggressively utilize derivative instruments and when-issued securities to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund's potential losses from the use of these instruments could extend beyond its initial investment.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:


o   Reviewing credit characteristics and the interest rate outlook.
o   Identifying and buying securities that:


    o are high quality or have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency; and
    o    have short or intermediate-term maturities.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the interest rate or economic outlook changes;
o   the security is overvalued relative to alternative investments;
o   AEFC wishes to lock-in profits;
o   AEFC identifies a more attractive opportunity; and
o the issuer or the security continues to meet the other standards described above.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses. Additionally, the Fund's portfolio turnover may be affected by short-term investment strategies. High portfolio turnover could result in increases in transaction costs and may result in realized capital gains that would be taxable distributions to shareholders.


PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk
    Correlation Risk
    Interest Rate Risk
    Call/Prepayment Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.


Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

--------------------------------------------------------------------------------
23p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
--------------------------------------------------------------------------------

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                                1 year        Since inception

AXP VP - Federal Income Fund                       %               %(a)
Lehman Brothers Aggregate Bond Index               %               %(b)
Lipper Short U.S. Government Funds Index           %               %(b)
Merrill Lynch 1-3 Year U.S. Government Index       %               %(b)

(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The Lipper Short U.S. Government Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Merrill Lynch 1-3 Year U.S. Government Index, an unmanaged index, is made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The securities included in the indexes may not be the same as those held by the Fund.

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24p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
--------------------------------------------------------------------------------

MANAGEMENT
Scott Kirby manages the day-to-day operations of AXP Variable Portfolio - Federal Income Fund. He became portfolio manager of the Fund in January 2001. He joined AEFC in 1987 as a fixed income trader. He also serves as portfolio manager of AXP Federal Income Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may invest in other instruments such as investment-grade non-governmental debt obligations, money market securities, and derivatives such as futures, options and forward contracts.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


AXP Variable Portfolio - Global Bond Fund

GOAL
The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher dividends and/or capital appreciation (by buying junk bonds).


In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:


o   Considering opportunities and risks by credit rating and currency.
o   Identifying investment-grade U.S. and foreign bonds.
o   Identifying below investment-grade U.S. and foreign bonds (junk bonds).
o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the security is overvalued; and
o   the security continues to meet the standards described above.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments such as futures, options and forward contracts to hedge against currency fluctuations.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. Principal risks associated with an investment in the Fund include:

    Interest Rate Risk
    Foreign/Emerging Markets Risk
    Credit Risk
    Liquidity Risk

    Issuer Risk


Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.


Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

--------------------------------------------------------------------------------
25p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.


Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.


Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.


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26p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


Average Annual Total Returns (as of Dec. 31, 2001)

                                                    1 year      Since inception

AXP VP - Global Bond Fund                              %             %(a)
Salomon Smith Barney World Government Bond Index       %             %(b)
Lipper Global Income Funds Index                       %             %(b)


(a) Inception date was May 1, 1996.
(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Salomon Smith Barney World Government Bond Index, an unmanaged market capitalization weighted benchmark, tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Global Income Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.

INVESTMENT MANAGER

Nicholas Pifer is primarily responsible for the day-to-day operation of AXP Variable Portfolio - Global Bond Fund. He joined AEFC in 2000. He also serves as portfolio manager of AXP Global Bond Fund. From 1997 to 2000, Mr. Pifer worked at Investment Advisers, Inc. where he served as vice president and fixed income portfolio manager. Prior to that he was a trader analyst and manager of the foreign exchange trading desk at the Federal Reserve Bank of New York.


OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may utilize derivative instruments to produce incremental earnings and to increase flexibility. The Fund also may invest in other securities, such as preferred stocks and convertible securities.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


AXP Variable Portfolio - Growth Fund

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by identifying companies that AEFC believes have above-average long-term growth potential based on:

o   effective management;
o   financial strength;
o   competitive market or product position; and
o   technological advantage relative to other companies.


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27p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the company has met AEFC's earnings and/or growth expectations;
o political, economic, or other events could affect the company's or the security's performance;
o   AEFC identifies a more attractive investment opportunity; and
o   the company continues to meet the other standards described above.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Issuer Risk

    Style Risk
    Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.


--------------------------------------------------------------------------------
28p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
--------------------------------------------------------------------------------

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                                    1 year      Since inception


AXP VP - Growth Fund                                   %             %(a)
Russell 1000(R) Growth Index                           %             %(b)
Lipper Large-Cap Growth Funds Index                    %             %(b)
S&P 500                                                %             %(b)


(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those companies among the 1,000 largest companies included in the Russell(R) 3000 Index with higher price-to-book ratios and higher forecasted growth values.

The Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The S&P 500, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.


The securities included in the indexes may not be the same as those held by the Fund.

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29p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


MANAGEMENT
Nick Thakore is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Growth Fund. He has been managing the assets of this Fund since April 2002. He joined AEFC in February 2002. He also serves as portfolio manager for AXP(R) Growth Fund. Prior to joining AEFC, he worked as an analyst and portfolio manager at Fidelity Investments where he managed the Fidelity Fund and was a member of the team that managed several other fund. Mr. Thakore holds a BA degree from University of Michigan and an MBA degree from Wharton School of University Pennsylvania.


OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may utilize derivative instruments to produce incremental earnings, to hedge existing positions and to increase flexibility. The Fund may invest in other instruments such as money market securities, preferred stock, investment-grade debt obligations and convertible securities.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


AXP Variable Portfolio - International Fund

GOAL
The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in developed and in emerging markets.


The selection of geographic regions is the primary decision in building the investment portfolio. The percentage of the Fund's total assets invested in particular countries or regions will change according to their political stability and economic condition.


In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:


o   Considering opportunities and risks within regions or countries.
o   Identifying sectors or companies with strong growth potential.
o Selecting stocks of large companies that AEFC believes have the following fundamental strengths:


    o  financial strength;
    o  high demand for their products or services; and
    o  effective management.


o Identifying securities with sufficient liquidity in trading volume (however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).

AEFC decides how much to invest in various countries and local currencies, and then buys securities that offer the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the security is overvalued;
o   the security has reached AEFC's price objective;
o   the company or the security continues to meet the standards described above;
    and
o   the region or country is undergoing political, economic, or other change.


AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations.


During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities. Investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets. If, however, investments in foreign securities appear to be relatively unattractive in AEFC's judgment, as a temporary defensive strategy, the Fund may invest any portion of its assets in securities of U.S. issuers appearing to offer opportunities for superior growth. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


--------------------------------------------------------------------------------
30p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
--------------------------------------------------------------------------------

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk
    Foreign/Emerging Markets Risk

    Issuer Risk

    Liquidity Risk
    Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.


Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.


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31p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                       1 year        5 years    Since inception

AXP VP - International Fund               %             %            %(a)
MSCI EAFE Index                           %             %            %(b)
Lipper International Funds Index          %             %            %(b)


(a) Inception date was Jan. 13, 1992.
(b) Measurement period started Feb. 1, 1992.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper International Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.


MANAGEMENT
Mark Fawcett and Mark Burgess are primarily responsible for the day-to-day operations of AXP Variable Portfolio - International Fund. Mark Fawcett, co-portfolio manager of the Fund since 2000, joined AEFC in 1999. He is chief investment officer of American Express Asset Management International Inc. (AEAMI), the London-based subsidiary of AEFC. He also manages AXP International Fund, IDS Life Series Fund - International Portfolio, the international portion of AXP Managed Allocation Fund and the equity portion of AXP Global Balanced Fund. Prior to joining AEFC, Mark was with Gartmore Investment Management plc, a pension fund and mutual fund management company in the U.K. from 1991 to 1999.


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32p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
--------------------------------------------------------------------------------

Mark Burgess, co-portfolio manager of the Fund since February 2002, joined American Express Asset Management International Inc. (AEAMI) in August 2001 as Deputy Chief Investment Officer. He also serves as co-portfolio manager for World Growth Portfolio, AXP European Equity Fund, AXP International Fund and IDS Life Series - International Equity Portfolio. Prior to joining AEAMI, he was Global Chief Investment Officer for Colonial First State, Australia's largest fund manager, from 1998 to 2000, and Chief Investment Officer for Australia and Asia for the Colonial Group (Australia) from 1995 to 1998. Mark holds a Bachelor Degree of Commerce - Honors degree from Melbourne University, specializing in economics and accounting.


OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may invest in other instruments such as money market securities, preferred stock, convertible securities and debt obligations (of any rating). Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as futures, options and forward contracts) to produce incremental earnings, and to increase flexibility.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


AXP Variable Portfolio - Managed Fund

GOAL
The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity and debt securities. It will invest in a combination of common and preferred stocks, convertible securities, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it will assume some credit risk to achieve higher dividends and/or capital appreciation (by buying lower-quality bonds). The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses equity investments by:

o Considering opportunities and risks by reviewing overall market conditions and industry outlook.
o Focusing on large companies that are attractively valued relative to history, peers or the market overall (by using such measures as price-to-earnings, price-to-book, price-to-cash flow and price-to-sales).
o   Selecting companies it believes are positioned to benefit from:

    o  anticipated industry changes or current dynamics;
    o  competitive market position;
    o  improving financial performance;
    o  anticipated earnings growth; or
    o  future valuation increases.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the interest rate or economic outlook changes;
o   the security is overvalued;
o the issuer's credit quality declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell);
o   the security has reached AEFC's price objective; and
o   AEFC identifies a more attractive opportunity.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


--------------------------------------------------------------------------------
33p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

PRINCIPAL RISKS
Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk
    Interest Rate Risk
    Credit Risk
    Foreign Risk

    Issuer Risk

    Liquidity Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.


Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

--------------------------------------------------------------------------------
34p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
--------------------------------------------------------------------------------

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o   how the Fund's average annual total returns compare to a recognized index.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                            1 year       5 years     10 years

AXP VP - Managed Fund                          %            %            %
S&P 500                                       -%            %            %
Lipper Flexible Portfolio Funds Index          %            %            %


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Flexible Portfolio Funds Index, published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the index may not be the same as those held by the Fund.


MANAGEMENT
Robert Ewing and David Kuplic are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Managed Fund. Robert Ewing, co-portfolio manager of the Fund since April 2002, joined AEFC in February 2002. He also serves as portfolio manager of the equity portion of AXP Mutual. Prior to joining AEFC, he worked as an analyst and portfolio manager at Fidelity Investments where he managed the Fidelity Balanced Fund and was a member of the team that managed several other funds. Robert has a BS in Finance and Economics from Boston College Carroll School of Management - Honors Program. Robert was also awarded a CFA designation.


David Kuplic, vice president and senior portfolio manager, joined AEFC in 1990 as a fixed income analyst. He began managing the fixed income portfolio of this Fund in September 1999.

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35p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may invest in other instruments such as preferred stocks and convertible securities. Additionally, the Fund may utilize derivative instruments such as futures, options and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


AXP Variable Portfolio - New Dimensions Fund

GOAL
The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks showing potential for significant growth.


These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.


In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by identifying companies that AEFC believes have above-average long-term growth potential based on:

    o  effective management;
    o  financial strength; and
    o  competitive market position.


o Considering opportunities and risks by reviewing interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the security is overvalued relative to alternative investments;
o   the company has met AEFC's earnings and/or growth expectations;
o   political, economic, or other events could affect the company's performance;
o   AEFC wishes to minimize potential losses (i.e., in a market down-turn); and
o   AEFC identifies a more attractive opportunity.

During weak or declining markets the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk
    Style Risk

    Issuer Risk

    Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


--------------------------------------------------------------------------------
36p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
--------------------------------------------------------------------------------

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.


PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                              1 year          Since inception

AXP VP - New Dimensions Fund                     %                 %(a)
S&P 500                                          %                 %(b)
Lipper Large-Cap Growth Funds Index              %                 %(b)


(a) Inception date was May 1, 1996.
(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

--------------------------------------------------------------------------------
37p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


The S&P 500, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.


MANAGEMENT
Gordon Fines, vice president and senior portfolio manager, is primarily responsible for the day-to-day operations of AXP VP - New Dimensions Fund. He joined AEFC in 1981. He has been in the investment industry since 1967. He serves as portfolio manager of AXP New Dimensions Fund, AXP Growth Dimensions Fund and he leads the growth team for AEFC.


OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may utilizes derivative instruments such as futures, options and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund also may invest in other instruments, such as money market securities, preferred stocks, debt obligations (of any rating), and convertible securities.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


AXP Variable Portfolio - Partners Small Cap Value Fund

GOAL
The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that invests primarily in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in small capitalization companies with market capitalization of less than $2 billion, which also includes micro capitalization companies with market capitalization of less than $400 million, at the time of investment.

AEFC serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the subadvisers. AEFC has selected three independent asset managers, Royce & Associates, LLC (Royce), Third Avenue Management LLC (Third Avenue), and National City Investment Management Company (National City) (the Subadvisers), to subadvise the Fund. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small and micro capitalization companies that they believe are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000(R) Index, the Fund may hold or buy stock in a company whose market capitalization has grown above $2 billion if the stock remains attractive.

Royce
Royce uses a "value" methodology in managing its portion of the Fund. In selecting securities, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company's future growth prospects and current financial condition. Royce's investments focus on small- and micro-cap securities that it believes are trading significantly below its estimate of their current worth. In selecting securities for the Fund, Royce looks for companies in the upper end of the small-cap market that:

o   have excellent business strengths, and
o   high internal rates of return and low leverage.

In the micro-cap sector (market capitalizations less than $400 million), Royce selects from a universe of more than 6,200 micro-cap companies that it believes are trading significantly below its estimate of their current worth.

The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.


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38p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


Third Avenue
Third   enue uses a "value" investment style through a disciplined bottom-up approach, to identify securities of well-financed companies which are trading at a substantial discount. Focusing on a company's fundamentals rather than macro-economic trends, Third Avenue investigates publicly available information about a company to understand its dynamics and gathers information about its management, its customers, and its competitors. In selecting securities for the Fund, Third Avenue identifies attractive investments that exhibit the following four essential characteristics:

o High quality resources, measured by the presence of high quality assets, the absence of liabilities both on and off the balance sheet and strong cash flows.
o Responsible management, based on whether the company is responsive, and shares a common interest with outside, passive minority shareholders.
o Understandable business, based on company's published financials, Securities and Exchange Commission (SEC) filings and other public documents.
o Selling at a discount to the value of a business were it a private company or a takeover candidate.

Third Avenue will generally sell a security when there has been a fundamental change in the business or capital structure of the company, which significantly affects the investment's inherent value, or when the Adviser believes that the market value of an investment is over-priced relative to its intrinsic value.

National City
National City uses a value-oriented approach in managing its portion of the Fund. National City believes that statistically cheap, low multiple (low price/earnings ratio, low price/book ratio, low price/cash flow ratio) stocks can deliver a superior total return over time. To identify stocks that are truly undervalued, National City utilizes a risk-adjusted framework to determine a stock's intrinsic value.

National City believes that being correct with respect to the value, yet being too early and having to wait too long for the market to recognize the value inherent in the company is the chief pitfall of value investing. To avoid this pitfall, National City employs a timing tool, positive revisions of earnings estimates, as an indicator of when investor sentiment is beginning to improve. National City uses this tool to distinguish between value stocks that it believes are poised to outperform and those that are not.

National City will generally sell a stock based upon the following possibilities:

o   Stock hits its predetermined valuation target.
o   More attractive alternatives are available at better valuation levels.
o   Secular or cyclical changes in the industry outlook.
o   Fundamental picture for the company or industry deteriorates.
o   Change in a catalyst.
o   Stock exceeds its maximum allowable percent of the total portfolio.

During weak or declining markets, the Fund's policies permit investment of more of its assets in money market securities. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may invest more of its assets in fewer issuers than if it were a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:

    Market Risk
    Small Company Risk
    Style Risk

    Issuer Risk


Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

--------------------------------------------------------------------------------
39p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

Small Company Risk
Investments in small companies often involve greater risks than investments in larger, more established companies because small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading are substantially less than is typical of larger companies.

The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Style Risk
The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund did not begin operations until August 2001.


The information in the table that follows is provided to illustrate the past performance of the three Subadvisers of the Fund in managing investment vehicles with characteristics that are substantially similar to the Fund. The performance is measured against the Russell 2000(R) Index, Russell 2000(R) Value Index and the Lipper Small-Cap Value Funds Index. This information represents neither the past performance of the Fund, or any portion of the Fund, nor the future performance of the Fund, or any portion of the Fund.

Royce and Third Avenue
Performance data shown for each of the registered investment company accounts was calculated in accordance with standards prescribed by the SEC for the calculation of average annual total return information for registered investment companies. All performance information has been provided by the respective Subadvisers and has not been audited by AEFC or the Fund. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. Share prices and investment returns will fluctuate, reflecting market conditions as well as changes in the fundamentals of portfolio securities. The performance results for the registered investment company accounts presented below are generally subject to fees and expenses (expense ratios of 0.99% for Royce and 1.23% for Third Avenue) that differ from those estimated for the Fund. The performance data presented below is unaudited.

National City
The performance history of the National City Small Cap Value Composite is based on all portfolios managed in the Small Cap Value Management Style in excess of $2 million. The investment objective of the Small Cap Value portfolios is to seek capital appreciation by investing in a diversified portfolio of publicly traded, value oriented small capitalization equity securities. The National City Small Cap Value Composite's performance does not include simulated, modeled, or back-tested performance. Historical performance results include the results of terminated portfolios prior to termination. The National City Small Cap Value Composite includes separately managed portfolios but does not include segments of balanced portfolios. Private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, might adversely affect the performance results. The National City Small Cap Value Composite performance is presented net of annual operating expenses of 6.86% for the Fund. The performance of the Composite has been computed using a time-weighted, monthly, geometrically linked rate of return formula to compute quarterly investment returns. The method used to calculate the performance of a composite differs from the standardized method prescribed by the SEC for measuring the performance of a single mutual fund.

The past performance of the two registered investment company accounts, the composite and the Indexes should not be viewed as representative of the Fund's future performance. Each of the Subadvisers manages only a portion of the Fund's assets. Therefore, the future performance of each Subadviser will affect the performance of the Fund only for the portion of the assets that the Subadviser manages. In addition, while portions of the Fund are managed in a substantially similar fashion to that of the Pennsylvania Mutual Fund (Investment Class), the Third Avenue Small-Cap Value Fund, and the National City Small Cap Value Composite, investors should be aware that these are not the same investment vehicles and will not have the same performance. Investments made by the Fund at any given time will not be the same as those of the Royce fund, the Third Avenue fund, or the National City composite. Different performance will result due to factors such as differences in cash flows into and out of the Fund, different fees and expenses, and differences in portfolio size and positions.



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40p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


Average Annual Total Returns (as of Dec. 31, 2001)
                                                    1 year           5 years          10 years       Since inception
Pennsylvania Mutual Fund (Investment Class)(a)      18.38%            14.08%           12.75%              N/A
Third Avenue Small-Cap Value Fund (4/1/97)*         15.27%              N/A              N/A             11.95%
National City Small Cap Value Composite (1/95)*     11.12%             9.51%             N/A             10.78%
Russell 2000 Index(b)                                2.49%             7.52%           11.51%              N/A
Russell 2000 Value Index(c)                         14.02%            11.21%           15.11%              N/A
Lipper Small-Cap Value Funds Index(d)               17.20%            10.75%           12.68%              N/A

* (Inception date of the fund or composite)

(a)  Advised by Royce.
(b) The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
(c) Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(d) Lipper Small-Cap Value Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

MANAGEMENT
Royce
Royce & Associates, LLC has been investing in small-cap securities with a value approach for more than 25 years. Charles M. Royce has been Royce's President and Chief Investment Officer since 1972. W. Whitney George, Managing Director, Vice President and Senior Portfolio Manager, oversees the portion of the Fund's portfolio managed by Royce, and is assisted by Jay S. Kaplan, Portfolio Manager, who handles the day-to-day management of those assets. Mr. George has been employed by Royce since 1991. Mr. Kaplan has been employed by Royce since 2000, having previously been a Managing Director and Portfolio Manager at Prudential Investments.

Third Avenue
Martin J. Whitman, CFA, is Chairman and Chief Investment Officer of Third Avenue Management LLC, the investment adviser to the Third Avenue Funds and an investment adviser to private and institutional clients. Mr. Whitman has served as portfolio manager of the Third Avenue Value Fund since its inception on November 1, 1990. Additionally, Mr. Whitman is a director of Danielson Holding Corporation and Nabors Industries, Inc. Mr. Whitman received a Masters Degree in Economics from the New School of Social Research. He received his BA from Syracuse University.

Curtis R. Jensen manages the Third Avenue Small-Cap Value Fund. Mr. Jensen is also a senior research analyst for Third Avenue Value Fund and a portfolio manager for Third Avenue Management LLC's separately managed accounts. Additionally, Mr. Jensen serves as a director of American Capital Access Holdings, Inc., a single "A" rated financial guaranty insurance company. Mr. Jensen has been employed by Third Avenue since 1995, having previously held various corporate finance positions with Manufacturers Hanover Trust Company and Enright and Company, a private investment banking firm. Mr. Jensen received his MBA from the Yale School of Management, where he studied under Mr. Whitman. He received his BA in Economics from Williams College.

Ian Lapey is a senior research analyst for the Third Avenue Funds. Mr. Lapey is also a portfolio manager for the private and institutional advisory business. He joined the firm in 2001. Prior to joining Third Avenue Funds, Mr. Lapey was an equity research analyst with Credit Suisse First Boston since 1997. Mr. Lapey received a BA in Economics from Williams College, a MS in Accounting from Northeastern University Graduate School of Professional Accounting, and an MBA from New York University Stern School of Business. Mr. Lapey is a Certified Public Accountant.

National City
Daniel G. Bandi, CFA and Director for Value Equity Investment, is a member of the equity team with overall leadership responsibility for the value equity management styles. Mr. Bandi has 11 years of investment experience including positions in equity research and portfolio management. Prior to joining the National City Investment Management Company, he was Equity Research Manager for Eaton Corporation. Mr. Bandi joined the firm in 1998. He received a BA from the University of Pittsburgh and an MBA from Texas A&M University -- Commerce.

Michael E. Santelli, CFA, CPA, and Senior Portfolio Manager, is a member of the equity team with responsibility for the value equity management style. Mr. Santelli has 12 years of investment experience including positions in research and portfolio management. Prior to joining the National City Investment Management Company, he was with Donaldson, Lufkin, and Jenrette's mortgage research department. Mr. Santelli has been with the firm for seven years. He received a BS degree from George Washington University and an MBA from the University of Chicago.


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41p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


Adam I. Friedman, Senior Portfolio Manager, is a member of the equity team with responsibility for the value equity management style. Mr. Friedman has 11 years of investment experience including positions in equity research and portfolio management. Prior to joining the National City Investment Management Company, he was a portfolio manager with Clarion Partners. He joined the firm in 1998. Mr. Friedman received a BS from the University of Maryland and an MBA from Case Western Reserve University.

Daniel J. DeMonica, CFA and Portfolio Manager, is a member of the equity team with responsibility for the value equity management style. Mr. DeMonica has seven years of investment experience in equity analysis and portfolio management support. Prior to joining the National City Investment Management Company, he was a portfolio management assistant with National City Corporation. He has been with the firm for five years. Mr. DeMonica received a BA from Indiana University and an MBA from Case Western Reserve University.

AEFC selects, contracts with and compensates subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the subadvisers, and reports periodically to the Board of Directors. Three subadvisers, Royce, Third Avenue, and National City each manage a portion of the Fund's assets based upon their respective experience in managing a small capitalization value fund whose investment goals and strategies are substantially similar to those of the Fund. On August 1, 2002, approximately two-thirds of the Fund's assets were managed by Royce and approximately one-third by Third Avenue. Effective August 1, 2002, new investments in the Fund are allocated 50% to National City, 25% to Royce and 25% to Third Avenue. Over time, AEFC intends to have each of the subadvisers manage approximately one-third of the Fund's assets. However, subject to Board review, AEFC may, at its discretion, allocate new investments differently if it believes reallocation would be in the best interest of the Fund's shareholders.

Royce is located at 1414 Avenue of the Americas, New York, New York. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under an Investment Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland.

Third Avenue is located at 767 Third Avenue, New York, New York. Third Avenue, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under an Investment Subadvisory Agreement with AEFC.

On August 8, 2002, Affiliated Managers Group, Inc. acquired an indirect majority equity interest in Third Avenue Management LLC. The Portfolio Management Team and investment professionals serving Third Avenue remain unchanged.

National City is located at 1900 East Ninth Street, Cleveland, Ohio. National City, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under an Investment Subadvisory Agreement with AEFC. National City is an indirect subsidiary of National City Corporation.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may invest in other instruments such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


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42p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

AXP Variable Portfolio - S&P 500 Index Fund

GOAL
The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. In pursuit of this objective, the Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index* (S&P
500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The S&P 500 is an unmanaged group of securities whose overall performance is frequently used as a standard to measure investment performance. The Fund is not managed according to traditional methods of "active" investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P 500. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment adviser expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. AEFC, the Fund's investment adviser, may purchase stocks not included in the S&P 500 Index when it believes it would be a cost efficient way of approximating the S&P 500 Index's performance to do so, for example, in anticipation of a stock being added to the index.

AEFC may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500 Index. AEFC will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.


In evaluating whether to sell a security, AEFC, the Fund's investment adviser, considers, among other factors, whether:

o   The security continues to be included in the S&P 500 Index;
o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions);
o A company's market weighting otherwise changes with respect to the S&P 500 Index; and

o   Timing of cash flows in and out of the Fund require AEFC to sell a security.


* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Issuer Risk

    Tracking Error Risk
    Sector/Concentration Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

--------------------------------------------------------------------------------
43p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Tracking Error Risk
The Fund may not track the S&P 500 perfectly because differences between the S&P 500 and the Fund's portfolio can cause differences in performance. The investment adviser purchases securities and other instruments in an attempt to replicate the performance of the S&P 500. However, the tools that the investment adviser uses to replicate the S&P 500 are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the S&P 500.

In addition, the returns from a specific type of security (for example, large-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

Sector/Concentration Risk
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, in tracking the S&P 500, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track the S&P 500.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.


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44p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


Average Annual Total Returns (as of Dec. 31, 2001)

                                         1 year        Since inception
AXP VP - S&P 500 Index Fund                 %                 %
S&P 500 Index                               %                 %
Lipper S&P 500 Funds Index                  %                 %

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Standard & Poor's Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

The Lipper S&P 500 Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.


INDEX PERFORMANCE

The following chart shows the performance of the S&P 500 for the ten years ended in December 2001. How the S&P 500 performed in the past does not indicate how it will perform in the future. The past performance of the index should not be viewed as representative of the Fund's future performance.

MANAGEMENT

James M. Johnson, Jr. and David B. Factor are primarily responsible for the day-to-day operations of AXP Variable Portfolio - S&P 500 Index Fund.


James Johnson, co-portfolio manager, joined AEFC in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management Group in 1996. He became portfolio manager of the Fund in 2000. He also serves as portfolio manager of AXP Blue Chip Advantage Fund, Aggressive Growth Portfolio and AXP Variable Portfolio - Blue Chip Advantage Fund. He serves as co-portfolio manager of AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund, AXP Small Company Index Fund, AXP Total Stock Market Index Fund and Total Return Portfolio.

David Factor became co-portfolio manager of the Fund in September 2001. He joined AEFC in 1990. He has worked in several areas of the company, including variable assets, where he participated in the planning, forecasting, and strategic operating plans for variable annuities and conducted financial reporting and analysis. Mr. Factor was promoted to quantitative analyst in 1999. He holds a BSB in accounting from the University of Minnesota, received his CPA in 1985 and is pursuing his CFA designation. He also serves as co-portfolio manager of AXP S&P 500 Index Fund and AXP Small Company Index Fund.


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45p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


AXP Variable Portfolio - Small Cap Advantage Fund


GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of small companies. These companies will often be those included in the Russell(R) 2000 Index.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, employs an active investment strategy that focuses on individual stock selection.

AEFC manages the Fund to provide diversified exposure to the small cap segment of the U.S. stock market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks, and will typically hold between 200 and 250 issues, across a wide range of industries.


AEFC buys stocks based on an analysis of valuation and earnings. This selection discipline favors companies that exhibit:


o attractive valuations, based on measures such as the ratio of stock price to company earnings, free cash flow or book value; and
o improving earnings, based on an analysis of trends in earnings forecasts and prior period earnings that were better than expected, as well as a qualitative assessment of the company's competitive market position.


AEFC will normally sell a stock holding if:


o   the stock's price moves above a reasonable valuation target; or
o   the company's financial performance fails to meet expectations.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses this type of investment also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Small Company Risk
    Issuer Risk


Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


--------------------------------------------------------------------------------
46p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                              1 year       Since inception

AXP VP - Small Cap Advantage Fund                %              %(a)
Russell 2000(R) Index                            %              %(b)
Lipper Small-Cap Core Funds Index                %              %(b)


(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Russell 2000(R) Index, an unmanaged index, measures the performance of the 2000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

The Lipper Small-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.


MANAGEMENT
Jake Hurwitz and Kent Kelly are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Small Cap Advantage Fund. They are both principals and senior portfolio managers at Kenwood Capital Management LLC (Kenwood), an indirect subsidiary of AEFC. Previously, Mr. Hurwitz served as senior vice president and Mr. Kelly as chief executive officer at Travelers Investment Management Company (TIMCO). Besides managing the assets of this Fund, they have managed AXP Small Cap Advantage Fund since May 1999.



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47p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may invest in other instruments such as money market securities, debt securities, and derivatives such as futures, options and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


AXP Variable Portfolio - Stock Fund

GOAL
The Fund seeks to provide shareholders with current income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in common stocks and securities convertible into common stocks. Under normal circumstances, at least 80% of the Fund's net assets are invested in these securities. In pursuit of its income objective, the Fund will invest in income-producing equity securities (such as convertible securities and preferred stocks) and short-term debt instruments (such as commercial paper). The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses equity investments by:


o Considering opportunities and risks by reviewing overall market conditions and industry outlook.
o Identifying market trends that AEFC believes will lead to good long-term growth potential.
o Identifying large companies with strong, sustainable earnings growth based on:


    o  effective management (considering overall performance);
    o  competitive market position; and
    o  financial strength.


o Focusing on those companies that AEFC considers to be "blue chips." Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries.
o   Identifying investments that contribute to portfolio diversification.
o   Identifying income-producing securities.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the security is overvalued relative to other potential investments;
o   the security has reached AEFC's price objective;
o   the company has met AEFC's earnings and/or growth expectations;
o   political, economic or other events could affect the company's performance;
o   AEFC wishes to minimize potential losses (i.e., in a market down-turn);
o   AEFC wishes to lock-in profits;
o   AEFC identifies a more attractive opportunity; and
o the company or the security fails to meet the other standards described above.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.



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48p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Issuer Risk

    Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.


PAST PERFORMANCE
The bar chart and past performance table are not presented because the Fund did not begin operations until August 2001.


MANAGEMENT
Mike Kennedy, vice president and senior equity portfolio manager, is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Stock Fund. He joined AEFC in 1985 and in 1993 he became director of research at AEFC. In 1996 he was promoted to vice president and director of global research. He also manages AXP Stock Fund and Moderate Growth Wealth Management portfolio. Mr. Kennedy has a BA from the University of Notre Dame and an MBA in Finance from Loyola University of Chicago. He earned the CFA designation in 1975.

OTHER SECURITIES AND INVESTMENT STRATEGIES
The Fund may invest in other securities and may utilize investment strategies that are not principal investment strategies. The Fund may invest in other instruments such as debt obligations (rated C or higher), and money market securities. Additionally, the Fund may utilize derivative instruments (such as futures, options and forward contracts) to produce incremental earnings, to hedge existing positions and to increase flexibility.

These securities and investment strategies, and others, are discussed in the SAI and the annual and semiannual reports.


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49p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

AXP Variable Portfolio - Strategy Aggressive Fund

GOAL
The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in securities of growth companies. Under normal market conditions, at least 65% of the Fund's total assets are invested in equity securities.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses equity investments by:


o Considering opportunities and risks within growing industries and new technologies.
o   Selecting companies that AEFC believes have aggressive growth prospects.
o   Identifying small and medium companies with:


    o  effective management;
    o  financial strength; and
    o  competitive market position.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   the security is overvalued relative to alternative investments;
o   the security has reached AEFC's price objective;
o   the company's characteristics change;
o   the company has met AEFC's earnings and/or growth expectations;
o   political, economic, or other events could affect the company's performance;
o   AEFC wishes to minimize potential losses (i.e., in a market down-turn);
o   AEFC wishes to lock-in profits;
o   AEFC identifies a more attractive opportunity; and
o the company or the security continues to meet the other standards described above.

During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities or debt obligations. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk
    Style Risk
    Small Company Risk
    Issuer Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

--------------------------------------------------------------------------------
50p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _______) and the lowest return for a calendar quarter was ____% (quarter ending _______).

The Fund's year to date return as of Sept. 30, 2002 was ____%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                         1 year     5 years   Since inception

AXP VP - Strategy Aggressive Fund           %          %           %(a)
Russell MidCap(R) Growth Index              %          %           %(b)
Lipper Mid-Cap Growth Funds Index           %          %           %(b)

(a) Inception date was Jan. 13, 1992.

(b) Measurement period started Feb. 1, 1992.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.


The Lipper Mid-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Paul Rokosz is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Strategy Aggressive Fund. He joined AEFC in 1998 and has been in the investment business since 1986. He also serves as portfolio manager of AXP Strategy Aggressive Fund and for institutional products focusing on small to mid-cap holdings. From 1996 to 1998, he worked at Putnam Investments as a senior analyst providing fundamental research to their 14-person Specialty Growth team. Prior to that he co-managed a Kemper small capitalization equity mutual fund for Kemper Investments. Mr. Rokosz has an MBA from the University of Chicago Graduate School of Business. He is a Chartered Financial Analyst.


--------------------------------------------------------------------------------
51p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may utilize investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities, foreign securities, convertible securities and debt obligations (rated B or higher), and derivatives such as options, futures and forward contracts.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


Fees and Expenses

Because the Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts that invest in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract or life insurance policy.


ANNUAL FUND OPERATING EXPENSES


As a percentage of average daily net assets

                                                         Management       Distribution         Other
Fund                                                       fees(a)       (12b-1) fees(b)    expenses(c)          Total

AXP VP - Blue Chip Advantage Fund                             %(g)              %                %                 %
AXP VP - Bond Fund                                            %                 %                %                 %
AXP VP - Capital Resource Fund                                %                 %                %                 %
AXP VP - Cash Management Fund                                 %                 %                %                 %
AXP VP - Diversified Equity Income Fund                       %(g)              %                %                 %
AXP VP - Emerging Markets Fund(d)                             %(g)              %                %                 %
AXP VP - Equity Select Fund                                   %                 %                %                 %
AXP VP - Extra Income Fund                                    %                 %                %                 %
AXP VP - Federal Income Fund                                  %                 %                %                 %
AXP VP - Global Bond Fund                                     %                 %                %                 %
AXP VP - Growth Fund                                          %(g)              %                %                 %
AXP VP - International Fund(d)                                %                 %                %                 %
AXP VP - Managed Fund                                         %                 %                %                 %
AXP VP - New Dimensions Fund                                  %                 %                %                 %
AXP VP - Partners Small Cap Value Fund(e)                     %                 %                %                 %
AXP VP - S&P 500 Index Fund                                   %                 %                %                 %
AXP VP - Small Cap Advantage Fund(f)                          %(g)              %                %                 %
AXP VP - Stock Fund                                           %                 %                %                 %
AXP VP - Strategy Aggressive Fund                             %                 %                %                 %


(a) The Fund pays IDS Life Insurance Company (IDS Life) a fee for managing its assets. In turn, IDS Life pays AEFC a fee for investment advisory services.
(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and accounting services.
(d) AEFC pays American Express Asset Management International Inc. (AEAMI) a fee for sub-investment advisory services. AEAMI (50192 AXP Financial Center, Minneapolis, MN 55474) is a wholly-owned subsidiary of AEFC.

(e) AEFC pays Royce & Associates, Inc., EQSF Advisers, Inc. and National City a fee for sub-investment advisory services.

(f) AEFC pays Kenwood Capital Management LLC (KCM LLC) a fee for sub-investment advisory services. KCM LLC (Metropolitan Center, Suite 2300, 333 South Seventh Street, Minneapolis, MN 55402) is an indirect subsidiary of AEFC.

(g) Includes the impact of a performance incentive adjustment fee that decreased the management fee by ___% for AXP VP - Blue Chip Advantage Fund, ___% for AXP VP - Diversified Equity Income Fund, ___% for AXP VP - Emerging Markets Fund, ___% for AXP VP - Equity Select Fund, ___% for AXP VP - Growth Fund, ___% for AXP VP - Partners Small Cap Value Fund ___% for AXP VP - Small Cap Advantage Fund, and ___% for AXP VP - Stock Fund.



--------------------------------------------------------------------------------
52p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
--------------------------------------------------------------------------------

Example
This example is intended to show you the expenses you would pay if you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

Fund                                                       1 year            3 years          5 years          10 years
AXP VP - Blue Chip Advantage Fund                             $                 $                $                 $
AXP VP - Bond Fund
AXP VP - Capital Resource Fund
AXP VP - Cash Management Fund
AXP VP - Diversified Equity Income Fund
AXP VP - Emerging Markets Fund
AXP VP - Equity Select Fund
AXP VP - Extra Income Fund
AXP VP - Federal Income Fund
AXP VP - Global Bond Fund
AXP VP - Growth Fund
AXP VP - International Fund
AXP VP - Managed Fund
AXP VP - New Dimensions Fund
AXP VP - Partners Small Cap Value Fund
AXP VP - S&P 500 Index Fund
AXP VP - Small Cap Advantage Fund
AXP VP - Stock Fund
AXP VP - Strategy Aggressive Fund

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

Expense Limitations

Through _______, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets:

Buying and Selling Shares


VALUING FUND SHARES
The net asset value (NAV) is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

AXP Variable Portfolio - Cash Management Fund's securities are valued at amortized cost. In valuing assets of all other Funds, the Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

PURCHASING SHARES
You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

--------------------------------------------------------------------------------
53p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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


TRANSFERRING/SELLING SHARES
There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. IDS Life or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

Distributions and Taxes

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to the shareholders (subaccounts) as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is either long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENT
Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES
The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

Other Information


On July 16, 2002, the Fund received an order from the Securities and Exchange Commission to permit AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund will be able to add or change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

INVESTMENT MANAGEMENT
IDS Life, the Fund's investment manager, is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.


IDS Life is a wholly-owned subsidiary of AEFC located at 200 AXP Financial Center, Minneapolis, MN 55474. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. AEFC has been a provider of financial services since 1894 and as of the end of the most recent fiscal year owned and managed more than $218 billion in assets.

AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

--------------------------------------------------------------------------------
54p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

Financial Highlights


To be filed by Amendment.


--------------------------------------------------------------------------------
55p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919 TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #s:

AXP Variable Portfolio - Blue Chip Advantage Fund                  811-3218
AXP Variable Portfolio - Bond Fund                                 811-3219
AXP Variable Portfolio - Capital Resource Fund                     811-3218
AXP Variable Portfolio - Cash Management Fund                      811-3190
AXP Variable Portfolio - Diversified Equity Income Fund            811-4252
AXP Variable Portfolio - Emerging Markets Fund                     811-3218
AXP Variable Portfolio - Equity Select Fund                        811-3218
AXP Variable Portfolio - Extra Income Fund                         811-3219
AXP Variable Portfolio - Federal Income Fund                       811-3219
AXP Variable Portfolio - Global Bond Fund                          811-3219
AXP Variable Portfolio - Growth Fund                               811-3218
AXP Variable Portfolio - International Fund                        811-3218
AXP Variable Portfolio - Managed Fund                              811-4252
AXP Variable Portfolio - New Dimensions Fund                       811-3218
AXP Variable Portfolio - Partners Small Cap Value Fund            811-10383
AXP Variable Portfolio - S&P 500 Index Fund                        811-3218
AXP Variable Portfolio - Small Cap Advantage Fund                  811-3218
AXP Variable Portfolio - Stock Fund                                811-3218
AXP Variable Portfolio - Strategy Aggressive Fund                  811-3218


--------------------------------------------------------------------------------
(logo)
AMERICAN
EXPRESS
--------------------------------------------------------------------------------

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                             S-6466-99 V (10/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

              AXP(R) Variable Portfolio - Income Series, Inc.
                  AXP(R) Variable Portfolio - Bond Fund
                  AXP(R) Variable Portfolio - Extra Income Fund
                  AXP(R) Variable Portfolio - Federal Income Fund
                  AXP(R) Variable Portfolio - Global Bond Fund
              AXP(R) Variable Portfolio - Investment Series, Inc.
                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund AXP(R) Variable Portfolio - Capital Resource Fund
                  AXP(R) Variable Portfolio - Emerging Markets Fund
                  AXP(R) Variable Portfolio - Equity Select Fund
                  AXP(R) Variable Portfolio - Growth Fund
                  AXP(R) Variable Portfolio - International Fund
                  AXP(R) Variable Portfolio - New Dimensions Fund(R)
                  AXP(R) Variable Portfolio - S&P 500 Index Fund
                  AXP(R) Variable Portfolio - Small Cap Advantage Fund AXP(R) Variable Portfolio - Stock Fund
                  AXP(R) Variable Portfolio - Strategy Aggressive Fund
              AXP(R) Variable Portfolio - Managed Series, Inc.
                  AXP(R) Variable Portfolio - Diversified Equity Income Fund AXP(R) Variable Portfolio - Managed Fund
              AXP(R) Variable Portfolio - Money Market Series, Inc.
                  AXP(R) Variable Portfolio - Cash Management Fund
              AXP(R) Variable Portfolio - Partners Series, Inc.
                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund

 (singularly and collectively, where the context requires, referred to as the
                                     Fund)


                                  Oct. 30, 2002


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the Financial Statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express(R) Variable Portfolio Funds, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Fundamental Investment Policies                                      p.

Investment Strategies and Types of Investments                       p.

Information Regarding Risks and Investment Strategies                p.

Security Transactions                                                p.

Brokerage Commissions Paid to Brokers Affiliated with IDS Life       p.

Performance Information                                              p.

Valuing Fund Shares                                                  p.

Selling Shares                                                       p.

Capital Loss Carryover                                               p.

Taxes                                                                p.

Agreements                                                           p.

Organizational Information                                           p.

Board Members and Officers                                           p.


Independent Auditors                                                 p.


Appendix A: Description of Money Market Securities                   p.

Appendix B: Description of Ratings                                   p.

Appendix C: Additional Information About the Index                   p.

--------------------------------------------------------------------------------
2 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Fundamental Investment Policies

Throughout this SAI, the funds are referred to as follows:

AXP Variable Portfolio - Blue Chip Advantage Fund (Blue Chip Advantage)
AXP Variable Portfolio - Bond Fund (Bond)
AXP Variable Portfolio - Capital Resource Fund (Capital Resource)
AXP Variable Portfolio - Cash Management Fund (Cash Management)
AXP Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)
AXP Variable Portfolio - Emerging Markets Fund (Emerging Markets)
AXP Variable Portfolio - Equity Select Fund (Equity Select)
AXP Variable Portfolio - Extra Income Fund (Extra Income)
AXP Variable Portfolio - Federal Income Fund (Federal Income)
AXP Variable Portfolio - Global Bond Fund (Global Bond)
AXP Variable Portfolio - Growth Fund (Growth)
AXP Variable Portfolio - International Fund (International)
AXP Variable Portfolio - Managed Fund (Managed)
AXP Variable Portfolio - New Dimensions Fund (New Dimensions)
AXP Variable Portfolio - Partners Small Cap Value Fund (Partners Small Cap
Value)
AXP Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
AXP Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage)
AXP Variable Portfolio - Stock Fund (Stock)
AXP Variable Portfolio - Strategy Aggressive Fund (Strategy Aggressive)

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

Blue Chip Advantage

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Issue senior securities, except as permitted under the 1940 Act.

o   Lend Fund securities in excess of 30% of its net assets.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

--------------------------------------------------------------------------------
3 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Lend Fund securities in excess of 30% of its net assets.

Capital Resource

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o   Lend Fund securities in excess of 30% of its net assets.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

--------------------------------------------------------------------------------
4 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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

Cash Management

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.

o   Buy on margin or sell short.

o Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire.

o Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

o   Lend Fund securities in excess of 30% of its net assets, at market value.

o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

o Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Diversified Equity Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Issue senior securities, except as permitted under the 1940 Act.

o   Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

--------------------------------------------------------------------------------
5 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Emerging Markets

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

Equity Select

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
6 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Extra Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Federal Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

--------------------------------------------------------------------------------
7 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Global Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

Growth

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Issue senior securities, except as permitted under the 1940 Act

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
8 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

International

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

Managed

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

--------------------------------------------------------------------------------
9 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

New Dimensions

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

Partners Small Cap Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Issue senior securities, except as permitted under the 1940 Act.

o   Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
10 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

S&P 500 Index

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

Small Cap Advantage

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Issue senior securities, except as permitted under the 1940 Act.

o   Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
11 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Stock

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Lend Fund securities in excess of 30% of its net assets.

Strategy Aggressive

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
12 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Investment Strategies and Types Of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments                               Allowable for the Fund?

                                                                                                              Diversified
                                                          Blue Chip                  Capital       Cash         Equity
                                                          Advantage      Bond       Resource    Management      Income
Agency and Government Securities                             yes         yes          yes          yes            yes
Borrowing                                                    yes         yes          yes          yes            yes
Cash/Money Market Instruments                                yes         yes          yes          yes            yes
Collateralized Bond Obligations                              yes         yes          yes           no            yes
Commercial Paper                                             yes         yes          yes          yes            yes
Common Stock                                                 yes         yes          yes           no            yes
Convertible Securities                                       yes         yes          yes           no            yes
Corporate Bonds                                              yes         yes          yes           no            yes
Debt Obligations                                             yes         yes          yes          yes            yes
Depositary Receipts                                          yes         yes          yes           no            yes
Derivative Instruments                                       yes         yes          yes           no            yes
Foreign Currency Transactions                                yes         yes          yes           no            yes
Foreign Securities                                           yes         yes          yes          yes            yes

Funding Agreements                                            no          no           no          yes             no
High-Yield (High-Risk) Securities (Junk Bonds)*               no         yes          yes           no            yes

Illiquid and Restricted Securities                           yes         yes          yes           no            yes
Indexed Securities                                           yes         yes          yes           no            yes
Inverse Floaters                                              no         yes           no           no             no
Investment Companies                                         yes         yes          yes          yes            yes
Lending of Portfolio Securities                              yes         yes          yes          yes            yes
Loan Participations                                          yes         yes          yes           no            yes
Mortgage- and Asset-Backed Securities                         no         yes          yes          yes            yes
Mortgage Dollar Rolls                                         no         yes           no           no             no
Municipal Obligations                                        yes         yes          yes           no            yes
Preferred Stock                                              yes         yes          yes           no            yes
Real Estate Investment Trusts                                yes         yes          yes           no            yes
Repurchase Agreements                                        yes         yes          yes          yes            yes
Reverse Repurchase Agreements                                yes         yes          yes          yes            yes
Short Sales                                                   no          no           no           no             no
Sovereign Debt                                               yes         yes          yes          yes            yes
Structured Products                                          yes         yes          yes           no            yes
Variable- or Floating-Rate Securities                        yes         yes          yes          yes            yes
Warrants                                                     yes         yes          yes           no            yes
When-Issued Securities                                       yes         yes          yes           no            yes

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities         yes         yes          yes           no            yes

* These securities cannot be rated below investment grade at the time of purchase.


--------------------------------------------------------------------------------
13 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Investment strategies and types of investments                               Allowable for the Fund?

                                                          Emerging    Equity       Extra      Federal   Global
                                                           Markets    Select      Income      Income     Bond
Agency and Government Securities                            yes        yes          yes        yes       yes
Borrowing                                                   yes        yes          yes        yes       yes
Cash/Money Market Instruments                               yes        yes          yes        yes       yes
Collateralized Bond Obligations                             yes        yes          yes        yes       yes
Commercial Paper                                            yes        yes          yes        yes       yes
Common Stock                                                yes        yes          yes         no       yes
Convertible Securities                                      yes        yes          yes         no       yes
Corporate Bonds                                             yes        yes          yes        yes       yes
Debt Obligations                                            yes        yes          yes        yes       yes
Depositary Receipts                                         yes        yes          yes         no       yes
Derivative Instruments                                      yes        yes          yes        yes       yes
Foreign Currency Transactions                               yes        yes          yes         no       yes
Foreign Securities                                          yes        yes          yes        yes       yes

Funding Agreements                                           no         no           no         no        no

High-Yield (High-Risk) Securities (Junk Bonds)              yes         no          yes         no       yes
Illiquid and Restricted Securities                          yes        yes          yes        yes       yes
Indexed Securities                                          yes        yes          yes        yes       yes
Inverse Floaters                                             no         no          yes        yes       yes
Investment Companies                                        yes        yes          yes        yes       yes
Lending of Portfolio Securities                             yes        yes          yes        yes       yes
Loan Participations                                         yes        yes          yes        yes       yes
Mortgage- and Asset-Backed Securities                       yes        yes          yes        yes       yes
Mortgage Dollar Rolls                                        no         no          yes        yes       yes
Municipal Obligations                                       yes        yes          yes        yes       yes
Preferred Stock                                             yes        yes          yes         no       yes
Real Estate Investment Trusts                               yes        yes          yes        yes       yes
Repurchase Agreements                                       yes        yes          yes        yes       yes
Reverse Repurchase Agreements                               yes        yes          yes        yes       yes
Short Sales                                                  no         no           no        yes        no
Sovereign Debt                                              yes        yes          yes        yes       yes
Structured Products                                         yes        yes          yes        yes       yes
Variable- or Floating-Rate Securities                       yes        yes          yes        yes       yes
Warrants                                                    yes        yes          yes        yes       yes
When-Issued Securities                                      yes        yes          yes        yes       yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities        yes        yes          yes        yes       yes

--------------------------------------------------------------------------------
14 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Investment strategies and types of investments                             Allowable for the Fund?
                                                                                                         Partners
                                                                                                New       Small
                                                         Growth    International   Managed   Dimensions  Cap Value
Agency and Government Securities                          yes           yes          yes       yes         yes
Borrowing                                                 yes           yes          yes       yes         yes
Cash/Money Market Instruments                             yes           yes          yes       yes         yes
Collateralized Bond Obligations                           yes           yes          yes       yes          no
Commercial Paper                                          yes           yes          yes       yes         yes
Common Stock                                              yes           yes          yes       yes         yes
Convertible Securities                                    yes           yes          yes       yes         yes
Corporate Bonds                                           yes           yes          yes       yes         yes
Debt Obligations                                          yes           yes          yes       yes         yes
Depositary Receipts                                       yes           yes          yes       yes         yes
Derivative Instruments                                    yes           yes          yes       yes         yes
Foreign Currency Transactions                             yes           yes          yes       yes         yes
Foreign Securities                                        yes           yes          yes       yes         yes

Funding Agreements                                         no            no           no        no          no

High-Yield (High-Risk) Securities (Junk Bonds)             no            no          yes       yes         yes
Illiquid and Restricted Securities                        yes           yes          yes       yes         yes
Indexed Securities                                        yes           yes          yes       yes         yes
Inverse Floaters                                           no            no          yes        no          no
Investment Companies                                      yes           yes          yes       yes         yes
Lending of Portfolio Securities                           yes           yes          yes       yes         yes
Loan Participations                                       yes           yes          yes       yes          no
Mortgage- and Asset-Backed Securities                     yes           yes          yes       yes         yes
Mortgage Dollar Rolls                                      no            no          yes        no          no
Municipal Obligations                                     yes           yes          yes       yes         yes
Preferred Stock                                           yes           yes          yes       yes         yes
Real Estate Investment Trusts                             yes           yes          yes       yes         yes
Repurchase Agreements                                     yes           yes          yes       yes         yes
Reverse Repurchase Agreements                             yes           yes          yes       yes         yes
Short Sales                                                no            no           no        no          no
Sovereign Debt                                            yes           yes          yes       yes          no
Structured Products                                       yes           yes          yes       yes         yes
Variable- or Floating-Rate Securities                     yes           yes          yes       yes         yes
Warrants                                                  yes           yes          yes       yes         yes
When-Issued Securities                                    yes           yes          yes       yes         yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities      yes           yes          yes       yes         yes

--------------------------------------------------------------------------------
15 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Investment strategies and types of investments                          Allowable for the Fund?

                                                           S&P 500   Small Cap               Strategy
                                                            Index    Advantage     Stock     Aggressive
Agency and Government Securities                            yes        yes          yes        yes
Borrowing                                                   yes        yes          yes        yes
Cash/Money Market Instruments                               yes        yes          yes        yes
Collateralized Bond Obligations                             yes         no          yes        yes
Commercial Paper                                            yes        yes          yes        yes
Common Stock                                                yes        yes          yes        yes
Convertible Securities                                      yes        yes          yes        yes
Corporate Bonds                                             yes        yes          yes        yes
Debt Obligations                                            yes        yes          yes        yes
Depositary Receipts                                         yes        yes          yes        yes
Derivative Instruments                                      yes        yes          yes        yes
Foreign Currency Transactions                               yes        yes          yes        yes
Foreign Securities                                          yes        yes          yes        yes

Funding Agreements                                           no         no           no         no

High-Yield (High-Risk) Securities (Junk Bonds)               no         no          yes        yes
Illiquid and Restricted Securities                          yes        yes          yes        yes
Indexed Securities                                          yes        yes          yes        yes
Inverse Floaters                                             no         no           no         no
Investment Companies                                        yes        yes          yes        yes
Lending of Portfolio Securities                             yes        yes          yes        yes
Loan Participations                                         yes         no          yes        yes
Mortgage- and Asset-Backed Securities                        no         no          yes        yes
Mortgage Dollar Rolls                                        no         no           no         no
Municipal Obligations                                       yes        yes          yes        yes
Preferred Stock                                             yes        yes          yes        yes
Real Estate Investment Trusts                               yes        yes          yes        yes
Repurchase Agreements                                       yes        yes          yes        yes
Reverse Repurchase Agreements                               yes        yes          yes        yes
Short Sales                                                 yes         no           no         no
Sovereign Debt                                              yes         no          yes        yes
Structured Products                                         yes        yes          yes        yes
Variable- or Floating-Rate Securities                       yes        yes          yes        yes
Warrants                                                    yes        yes          yes        yes
When-Issued Securities                                      yes        yes          yes        yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities        yes        yes          yes        yes

--------------------------------------------------------------------------------
16 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

The following are guidelines that may be changed by the board at any time:

Blue Chip Advantage


o Under normal market conditions, at least 80% of the Fund's net assets are invested in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.


o The Fund may invest up to 20% of its total assets in foreign investments included in the market index.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Bond


o Under normal market conditions, at least 80% of the Fund's net assets are invested in bonds. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.


o At least 50% of the Fund's net assets will be invested in bonds rated investment - grade, unrated corporate bonds that are believed to be of investment grade quality, and government bonds.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Capital Resource

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Cash Management

o   The Fund may invest up to 25% of its total assets in foreign investments.

o   The Fund will not invest in securities that are not readily marketable.

o The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

--------------------------------------------------------------------------------
17 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Diversified Equity Income

o Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 20% of the Fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Emerging Markets


o Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies located in emerging market countries. Emerging market countries are characterized as developing or emerging by either the World Bank or the United Nations. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.


o   The Fund may invest up to 20% of its net assets in bonds.

o The Fund may invest up to 10% of its net assets in bonds rated below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

Equity Select


o Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund invests primarily in medium-sized companies and may also invest in small- and large-sized companies. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.


o The Fund only invests in bonds given the four highest ratings by Moody's Investors Service, Inc. or by Standard & Poor's Corporation or in bonds of comparable quality in the judgment of the investment manager.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

--------------------------------------------------------------------------------
18 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Extra Income

o Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

Federal Income

o Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, but it may make margin payments in connection with interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

Global Bond


o Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt securities, including money market instruments, of issuers located in at least three different countries. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.


o The Fund may not purchase debt securities rated lower than B by Moody's Investors Service Inc. or the equivalent.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

Growth

o   The Fund will not invest in bonds rated below investment grade.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

--------------------------------------------------------------------------------
19 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

International


o Normally, investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets.


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its assets in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission.

Managed

o Under normal market conditions, the Fund invests at least 50% of its total assets in common stocks.

o   The Fund may invest up to 25% of its total assets in foreign investment.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

New Dimensions

o   The Fund may invest up to 30% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

Partners Small Cap Value


o Under normal market conditions, at least 80% of the Fund's net assets are invested in small capitalization companies with market capitalization of up to $2 billion at the time the Fund invests in them. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not make additional investments while any borrowing remains outstanding.

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20 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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S&P 500 Index

o Under normal market conditions, at least 80% of the Fund's net assets are invested in securities that are contained in the S&P 500 Index. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in futures contracts.

For additional information about the Index, see Appendix C.

Small Cap Advantage

o Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of small companies. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Stock

o Under normal market conditions, at least 80% of the Fund's net assets will be invested in common stocks and securities convertible into common stock of U.S. and foreign companies. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o The Fund will not invest more than 5% of its net assets in bonds below investment grade.

o The Fund will not purchase securities rated below C by Moody's Investors Service, Inc. or Standard & Poor's Corporation or the equivalent.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for god faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its net assets in securities of investment companies.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o   The Fund will not invest in a company to control or manage it.

Strategy Aggressive

o Under normal market conditions, at least 65% of the fund's total assets are invested in equity securities.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell securities short, except the Fund may enter into stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in the securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

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21 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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Information Regarding Risks and Investment Strategies

RISKS
The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Company Risk

The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests will affect the Fund's performance.


Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

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22 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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Inflation Risk
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk
Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk
Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk
The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk
The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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23 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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INVESTMENT STRATEGIES
The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing
The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments
The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See Appendix A for a description of money market securities and Appendix B for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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24 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)


Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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25 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)


All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See Appendix B for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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26 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An

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27 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

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28 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions
Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

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29 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

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30 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

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31 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.


Funding Agreements
Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield (High-Risk) Securities (Junk Bonds)
High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


It is not clear how the lower quality and comparable unrated security market would withstand a prolonged recession or whether a prolonged recession could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.


Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

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32 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters
Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies
The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities
The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

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Loan Participations
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls
Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

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34 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts
Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

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35 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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

Repurchase Agreements
The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales
With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products
Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

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36 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities
The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

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37 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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

Security Transactions

Subject to policies set by the board, IDS Life Insurance Company (IDS Life) is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, IDS Life has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. IDS Life intends to direct American Express Financial Corporation (AEFC) to execute trades and negotiate commissions on its behalf. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker. These services are covered by the Investment Advisory Agreement between IDS Life and AEFC. When AEFC acts on IDS Life's behalf for the Fund, it follows the guidelines stated below.

The Fund, AEFC, any subadviser and IDS Life each have a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's or AEFC's overall responsibilities with respect to the Fund and the other funds for which they act as investment managers.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. IDS Life has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life and AEFC in providing advice to all the funds and accounts advised by IDS Life and AEFC even though it is not possible to relate the benefits to any particular fund.

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38 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by IDS Life, AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

For fiscal periods noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.


                              Aug. 31, 2002    Aug. 31, 2001     Aug. 31, 2000

Blue Chip Advantage(a)              $                $                 $
Bond
Capital Resource
Cash Management
Diversified Equity Income(a)
Emerging Markets(b)
Equity Select(c)
Extra Income
Federal Income(a)
Global Bond
Growth(a)
International
Managed
New Dimensions
Partners Small Cap Value(d)
S&P 500 Index(b)
Small Cap Advantage(a)
Stock(e)
Strategy Aggressive

(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(d) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(e) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

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39 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

In fiscal period 2002, the following transactions and commissions were specifically directed to firms in exchange for research services:


                                 Transactions of shares           Commissions
Blue Chip Advantage                                                    $
Bond
Capital Resource
Cash Management
Diversified Equity Income
Emerging Markets
Equity Select
Extra Income
Federal Income
Global Bond
Growth
International
Managed
New Dimensions
Partners Small Cap Value
S&P 500 Index
Small Cap Advantage
Stock
Strategy Aggressive

As of the end of the most recent fiscal period, Emerging Markets, Federal Income, Global Bond and International held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

As of the end of the most recent fiscal period, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                        Value of securities
Fund                           Name of Issuer      owned at end of fiscal period
Blue Chip Advantage
Bond
Capital Resource
Cash Management
Diversified Equity Income
Equity Select
Extra Income
Growth
Managed
New Dimensions
Partners Small Cap Value
S&P 500 Index
Small Cap Advantage
Stock
Strategy Aggressive

The Fund's portfolio turnover rate indicates changes in its portfolio of securities and will vary from year to year. The Fund may experience relatively higher portfolio turnover than normal during a period of rapid asset growth if smaller positions acquired in connection with portfolio diversification requirements are replaced by larger positions. Relatively greater portfolio turnover often occurs in the early years of a fund's operation since it is more difficult for new funds to establish meaningful portfolio positions as quickly and efficiently as a more seasoned fund.

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40 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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

The portfolio turnover rates for the two most recent fiscal periods were as follows:

                                      Aug. 31, 2002              Aug. 31, 2001
Blue Chip Advantage                         %                          %
Bond
Capital Resource
Diversified Equity Income
Emerging Markets
Equity Select
Extra Income
Federal Income
Global Bond
Growth
International
Managed
New Dimensions
Partners Small Cap Value
S&P 500 Index
Small Cap Advantage
Stock
Strategy Aggressive

Brokerage Commissions Paid to Brokers Affiliated with IDS Life

Affiliates of American Express Company (of which IDS Life is a wholly-owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. IDS Life will use an American Express affiliate only if (i) IDS Life determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about brokerage commissions paid by the Fund for the last three fiscal periods to brokers affiliated with the Advisor is contained in the following table:

As of the end of fiscal period                              2002                                 2001                  2000


                                                                           Percent of
                                                                        aggregate dollar
                                                                            amount of
                                    Aggregate dollar     Percent of       transactions     Aggregate dollar      Aggregate dollar
                                        amount of         aggregate         involving          amount of             amount of
                       Nature of       commissions        brokerage        payment of         commissions           commissions
Fund       Broker     affiliation    paid to broker      commissions       commissions      paid to broker        paid to broker

                     Wholly-owned           $                 %                 %                  $                     $
                     subsidiary of
                     the adviser


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41 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
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

Performance Information

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN
The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

The total return of the S&P 500 Index is calculated by several sources. Blue Chip Advantage will use the total return as calculated by Standard & Poor's Corporation (S&P) to measure the U.S. stock market. The total return is calculated by adding dividend income to price appreciation. Total return on the S&P 500 Index is determined by reinvesting cash dividends paid on stocks on the ex-dividend date -- that is, the date on or after which a sale of stock does not carry with it the right to a dividend already declared. S&P also makes adjustments for special dividends, such as stock dividends. The percentage changes for the indexes other than the S&P 500 Index reflect reinvestment of all distributions on a quarterly basis and changes in market prices. The percentage changes for all the indexes exclude brokerage commissions or other fees. By comparison, the Fund will incur such fees and other expenses.

ANNUALIZED YIELD
Bond, Diversified Equity Income, Extra Income, Federal Income and Global Bond may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                  Yield = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period

Bond's annualized yield was ____%, Diversified Equity Income's was ____%, Extra Income's was ____%, Federal Income's was ____% and Global Bond's was ____% for the 30-day period ended Aug. 31, 2002.

The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to Fund's shareholders are reflected in the distribution yield.

--------------------------------------------------------------------------------
42 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

DISTRIBUTION YIELD
Distribution yield is calculated according to the following formula:

                                  D      F
                                ----- x ---- = DY
                                 NAV     30

where:         D = sum of dividends for 30 day period
             NAV = beginning of period net asset value
               F = annualizing factor
              DY = distribution yield

Bond's distribution yield was ____%, Diversified Equity Income's was ____%, Extra Income's was ____%, Federal Income's was ____% and Global Bond's was ____% for the 30-day period ended Aug. 31, 2002.

Cash Management calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven day period + 1) x (365/7) - 1

Cash Management's simple annualized yield was 3.12% and its compound yield was 3.17% for the seven days ended Aug 31, 2001, the last business day of the Fund's fiscal year.

Yield, or rate of return, on Cash Management shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

--------------------------------------------------------------------------------
43 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Valuing Fund Shares

As of the end of the most recent fiscal period, the computation looked like this:

Fund                           Net assets                     Shares outstanding            Net asset value of one share

Blue Chip Advantage                 $        divided by                             equals                $
Bond
Capital Resource
Cash Management
Diversified Equity Income
Emerging Markets
Equity Select
Extra Income
Federal Income
Global Bond
Growth
International
Managed
New Dimensions
Partners Small Cap Value
S&P 500 Index
Small Cap Advantage
Stock
Strategy Aggressive

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

--------------------------------------------------------------------------------
44 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Cash Management intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.

o Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.

In addition, Cash Management must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The Fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.

In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Cash Management's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The variable accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Selling Shares

The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to sell shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

REJECTION OF BUSINESS
The Fund reserves the right to reject any business, in its sole discretion.

--------------------------------------------------------------------------------
45 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Capital Loss Carryover

For federal income tax purposes, Blue Chip Advantage, Bond, Emerging Markets, Equity Select, Extra Income, Global Bond, Growth, International, New Dimensions, S&P 500 Index, Small Cap Advantage, Stock and Strategy Aggressive had total capital loss carryovers of $_____, $_____, $_____, $_____, $_____, $_____,
$_____, $_____, $_____, $_____, $_____, $_____ and $_____, respectively, at the end of the most recent fiscal period, that if not offset by subsequent capital gains will expire as follows:

Fund            2008              2009             2010              2011




It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Taxes

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

--------------------------------------------------------------------------------
46 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT
IDS Life, a wholly-owned subsidiary of AEFC, is the investment manager for the Fund. Under the Investment Management Services Agreement, IDS Life, subject to the policies set by the board, provides investment management services.


For its services, IDS Life is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


Blue Chip Advantage
Assets (billions)                          Annual rate at each asset level
First  $0.50                                          0.560%
Next    0.50                                          0.545
Next    1.00                                          0.530
Next    1.00                                          0.515
Next    3.00                                          0.500
Over    6.00                                          0.470

Bond
Assets (billions)                          Annual rate at each asset level
First  $1.00                                          0.610%
Next    1.00                                          0.595
Next    1.00                                          0.580
Next    3.00                                          0.565
Next    3.00                                          0.550
Over    9.00                                          0.535

Capital Resource
Assets (billions)                          Annual rate at each asset level
First  $1.00                                          0.630%
Next    1.00                                          0.615
Next    1.00                                          0.600
Next    3.00                                          0.585
Over    6.00                                          0.570

Cash Management
Assets (billions)                          Annual rate at each asset level
First  $1.00                                          0.510%
Next    0.50                                          0.493
Next    0.50                                          0.475
Next    0.50                                          0.458
Over    2.50                                          0.440

Diversified Equity Income
Assets (billions)                          Annual rate at each asset level
First  $0.50                                          0.560%
Next    0.50                                          0.545
Next    1.00                                          0.530
Next    1.00                                          0.515
Next    3.00                                          0.500
Over    6.00                                          0.470

--------------------------------------------------------------------------------
47 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Emerging Markets
Assets (billions)                          Annual rate at each asset level
First  $0.25                                          1.170%
Next    0.25                                          1.155
Next    0.25                                          1.140
Next    0.25                                          1.125
Next    1.00                                          1.110
Over    2.00                                          1.095

Equity Select
Assets (billions)                          Annual rate at each asset level
First  $0.25                                          0.650%
Next    0.25                                          0.635
Next    0.25                                          0.620
Next    0.25                                          0.605
Next    1.00                                          0.590
Next    1.00                                          0.575
Over    3.00                                          0.560

Extra Income
Assets (billions)                          Annual rate at each asset level
First  $1.00                                          0.620%
Next    1.00                                          0.605
Next    1.00                                          0.590
Next    3.00                                          0.575
Next    3.00                                          0.560
Over    9.00                                          0.545

Federal Income
Assets (billions)                          Annual rate at each asset level
First  $1.00                                          0.610%
Next    1.00                                          0.595
Next    1.00                                          0.580
Next    3.00                                          0.565
Next    3.00                                          0.550
Over    9.00                                          0.535

Global Bond
Assets (billions)                          Annual rate at each asset level
First  $0.25                                          0.840%
Next    0.25                                          0.825
Next    0.25                                          0.810
Next    0.25                                          0.795
Over    1.00                                          0.780

Growth
Assets (billions)                          Annual rate at each asset level
First  $1.00                                          0.630%
Next    1.00                                          0.615
Next    1.00                                          0.600
Next    3.00                                          0.585
Over    6.00                                          0.570

--------------------------------------------------------------------------------
48 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

International
Assets (billions)                          Annual rate at each asset level
First  $0.25                                          0.870%
Next    0.25                                          0.855
Next    0.25                                          0.840
Next    0.25                                          0.825
Next    1.00                                          0.810
Over    2.00                                          0.795

Managed
Assets (billions)                          Annual rate at each asset level
First  $0.50                                          0.630%
Next    0.50                                          0.615
Next    1.00                                          0.600
Next    1.00                                          0.585
Next    3.00                                          0.570
Over    6.00                                          0.550

New Dimensions
Assets (billions)                          Annual rate at each asset level
First  $1.00                                          0.630%
Next    1.00                                          0.615
Next    1.00                                          0.600
Next    3.00                                          0.585
Over    6.00                                          0.570

Partners Small Cap Value
Assets (billions)                          Annual rate at each asset level
First  $0.25                                          1.020%
Next    0.25                                          1.000
Next    0.25                                          0.980
Next    0.25                                          0.960
Next    1.00                                          0.940
Over    2.00                                          0.920

S&P 500 Index
Assets (billions)                          Annual rate at each asset level
First  $1.00                                          0.290%
Next    1.00                                          0.280
Next    3.00                                          0.270
Over    5.00                                          0.260

Small Cap Advantage
Assets (billions)                          Annual rate at each asset level
First  $0.25                                          0.790%
Next    0.25                                          0.770
Next    0.25                                          0.750
Next    0.25                                          0.730
Next    1.00                                          0.710
Over    2.00                                          0.650

--------------------------------------------------------------------------------
49 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Stock
Assets (billions)                          Annual rate at each asset level
First  $0.50                                          0.560%
Next    0.50                                          0.545
Next    1.00                                          0.530
Next    1.00                                          0.515
Next    3.00                                          0.500
Over    6.00                                          0.470

Strategy Aggressive
Assets (billions)                          Annual rate at each asset level
First  $0.25                                          0.650%
Next    0.25                                          0.635
Next    0.25                                          0.620
Next    0.25                                          0.605
Next    1.00                                          0.590
Over    2.00                                          0.575


For Blue Chip Advantage, Diversified Equity Income, Emerging Markets, Equity Select, Growth, Partners Small Cap Value, Small Cap Advantage and Stock, before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be calculated using the percentage point difference between the change in the net asset value of one share of the Fund and the change in the (i) Lipper Large-Cap Core Funds Index for Blue Chip Advantage, (ii) Lipper Equity Income Funds Index for Diversified Equity Income, (iii) Lipper Emerging Markets Funds Index for Emerging Markets,
(iv) Lipper Mid-Cap Growth Funds Index for Equity Select, (v) Lipper Large-Cap Growth Funds Index for Growth, (vi) Lipper Small-Cap Value Funds Index for Partners Small Cap Value, (vii) Lipper Small-Cap Core Funds Index for Small Cap Advantage and (viii) Lipper Large-Cap Core Funds Index for Stock. The performance of one share of the Fund is measured by computing the percentage difference between the opening and closing net asset value of one share of the Fund, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions which are treated as reinvested at the end of the month during which the distribution was made. The performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index), which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the calculation to help assure that incentive adjustments are attributable to AEFC's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number will be multiplied times the Fund's average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.


Where the Fund's share performance exceeds that of the Index, the base fee will be increased. Where the performance of the Index exceeds the performance of the Fund's shares, the base fee will be decreased. For Blue Chip Advantage, Diversified Equity Income and Stock, the maximum monthly increase or decrease will be 0.08% of each Fund's average net assets on an annual basis. For Emerging Markets, Equity Select, Growth, Partners Small Cap Value and Small Cap Advantage, the maximum monthly increase or decrease will be 0.12% of the Fund's average net assets on an annual basis.

The 12 month comparison period will roll over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

On the last day of the most recent fiscal period, the daily rate applied to the Fund's assets (on an annual basis) was ____% for Blue Chip Advantage, ____% for Bond, ____% for Capital Resource, ____% for Cash Management, ____% for Diversified Equity Income, ____% for Emerging Markets, ____% for Equity Select, ____% for Extra Income, ____% for Federal Income, ____% for Global Bond, ____% for Growth, ____% for International, ____% for Managed, ____% for New Dimensions, ____% for Partners Small Cap Value, ____% for S&P 500 Index, ____% for Small Cap Advantage, ____% for Stock, ____% for Strategy Aggressive. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

--------------------------------------------------------------------------------
50 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

The management fee is paid monthly. Under the agreement, advisory expenses paid for the following fiscal periods were as follows:

Fund                              2002             2001              2000
Blue Chip Advantage                 $                $                 $
Bond
Capital Resource
Cash Management
Diversified Equity Income
Emerging Markets
Equity Select
Extra Income
Federal Income
Global Bond
Growth
International
Managed
New Dimensions
Partners Small Cap Value
S&P 500 Index
Small Cap Advantage
Stock
Strategy Aggressive

Under the current Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to board members who are not officers or employees of IDS Life or AEFC fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by the Fund, approved by the board. All other expenses are borne by IDS Life.

Under the agreement, nonadvisory expenses paid for the following fiscal years were as follows:

Fund                              2002             2001              2000
Blue Chip Advantage                 $                $                 $
Bond
Capital Resource
Cash Management
Diversified Equity Income
Emerging Markets
Equity Select
Extra Income
Federal Income
Global Bond
Growth
International
Managed
New Dimensions
Partners Small Cap Value
S&P 500 Index
Small Cap Advantage
Stock
Strategy Aggressive

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51 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENT
IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC an annual fee of 0.25% of each Fund's average daily net assets except for International and S&P 500 Index whose fees are 0.35%.

Under the Agreement, the Advisor paid AEFC for the following fiscal periods as follows:

Fund                              2002             2001              2000
Blue Chip Advantage                 $                $                 $
Bond
Capital Resource
Cash Management
Diversified Equity Income
Emerging Markets
Equity Select
Extra Income
Federal Income
Global Bond
Growth
International
Managed
New Dimensions
Partners Small Cap Value
S&P 500 Index
Small Cap Advantage
Stock
Strategy Aggressive

Subadvisers:

American Express Asset Management International Inc. (AEAMI), a wholly-owned subsidiary of AEFC located at 50192 AXP Financial Center, Minneapolis, MN 55474 subadvises the assets in the Emerging Markets and International Fund. AEAMI, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.


Under the agreement, AEAMI receives an annual fee of 0.35% of daily net assets.


Under the agreement, the total amount paid for International was $______ for fiscal year 2002, $6,248,732 for fiscal year 2001, and $8,741,822 for fiscal year 2000.

Under the agreement, the total amount paid for Emerging Markets was $______ for fiscal year 2002, $11,564 for fiscal year 2001, and $4,563 for fiscal period 2000.

Kenwood Capital Management LLC (KCM LLC) an indirect subsidiary of AEFC located at Metropolitan Center, Suite 2300, 333 South 7th Street, Minneapolis, MN 55402, subadvises the assets of Small Cap Advantage Fund. KCM LLC, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.


Under the agreement, the KCM LLC receives an annual fee of 0.35% of average daily net assets.


Under the agreement, the total amount paid for Small Cap Advantage was $______ for fiscal year 2002, $100,003 for fiscal year 2001, and $34,118 for fiscal period 2000. No fees were paid in fiscal year 1999 and 1998.

The assets of Partners Small Cap Value Fund are managed by three Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for Partners Small Cap Value Fund to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of Partners Small Cap Value Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.


--------------------------------------------------------------------------------
52 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

AEFC allocates the assets of Partners Small Cap Value Fund among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with Partners Small Cap Value Fund's investment objectives, policies, and restriction. Generally, the services that the Subadvisers provide to Partners Small Cap Value Fund are limited to asset management and related recordkeeping services.

The Subadvisers may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates. AEFC enters into an advisory agreement with each Subadviser known as a Subadvisory Agreement.

The Subadvisers to the Fund are set forth below. The information has been supplied by the respective Subadviser.

Royce & Associates, LLC (Royce), located at 1414 Avenue of the Americas, New York, New York, subadvises the Fund's assets. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland.

Third Avenue Management LLC (Third Avenue), located at 767 Third Avenue, New York, New York, subadvises the Fund's assets. Third Avenue, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Third Avenue is an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. located at 600 Hale Street, Prides Crossing, Massachusetts 01965.

National City Investment Management Company (National City), located at 1900 East Ninth Street, Cleveland, Ohio, subadvises the Fund's assets. National City, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

Basis for board approving the investment advisory contract
Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short-term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of comparable funds, and

o   reasonable level of AEFC's profitability from its mutual fund operations.

ADMINISTRATIVE SERVICES AGREEMENT

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fees are calculated as follows:

Blue Chip Advantage
Assets (billions)                           Annual rate at each asset level
First  $0.25                                          0.040%
Next    0.25                                          0.035
Next    0.25                                          0.030
Next    0.25                                          0.025
Over    1.00                                          0.020

--------------------------------------------------------------------------------
53 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Bond
Assets (billions)                           Annual rate at each asset level
First  $1.00                                          0.050%
Next    1.00                                          0.045
Next    1.00                                          0.040
Next    3.00                                          0.035
Next    3.00                                          0.030
Over    9.00                                          0.025

Capital Resource
Assets (billions)                           Annual rate at each asset level
First  $1.00                                          0.050%
Next    1.00                                          0.045
Next    1.00                                          0.040
Next    3.00                                          0.035
Over    6.00                                          0.030

Cash Management
Assets (billions)                           Annual rate at each asset level
First  $1.00                                          0.030%
Next    0.50                                          0.027
Next    0.50                                          0.025
Next    0.50                                          0.022
Over    2.50                                          0.020

Diversified Equity Income
Assets (billions)                           Annual rate at each asset level
First  $0.50                                          0.040%
Next    0.50                                          0.035
Next    1.00                                          0.030
Next    1.00                                          0.025
Next    3.00                                          0.020
Over    6.00                                          0.020

Emerging Markets
Assets (billions)                           Annual rate at each asset level
First  $0.25                                          0.100%
Next    0.25                                          0.090
Next    0.25                                          0.080
Next    0.25                                          0.070
Next    1.00                                          0.060
Over    2.00                                          0.050


Equity Select
Assets (billions)                           Annual rate at each asset level
First  $0.25                                          0.060%
Next    0.25                                          0.055
Next    0.25                                          0.050
Next    0.25                                          0.045
Next    1.00                                          0.040
Next    1.00                                          0.035
Over    3.00                                          0.030


--------------------------------------------------------------------------------
54 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Extra Income
Assets (billions)                           Annual rate at each asset level
First  $1.00                                          0.050%
Next    1.00                                          0.045
Next    1.00                                          0.040
Next    3.00                                          0.035
Next    3.00                                          0.030
Over    9.00                                          0.025

Federal Income
Assets (billions)                           Annual rate at each asset level
First  $1.00                                          0.050%
Next    1.00                                          0.045
Next    1.00                                          0.040
Next    3.00                                          0.035
Next    3.00                                          0.030
Over    9.00                                          0.025

Global Bond
Assets (billions)                           Annual rate at each asset level
First  $0.25                                          0.060%
Next    0.25                                          0.055
Next    0.25                                          0.050
Next    0.25                                          0.045
Over    1.00                                          0.040

Growth
Assets (billions)                           Annual rate at each asset level
First  $1.00                                          0.050%
Next    1.00                                          0.045
Next    1.00                                          0.040
Next    3.00                                          0.035
Over    6.00                                          0.030

International
Assets (billions)                           Annual rate at each asset level
First  $0.25                                          0.060%
Next    0.25                                          0.055
Next    0.25                                          0.050
Next    0.25                                          0.045
Next    1.00                                          0.040
Over    2.00                                          0.035

Managed
Assets (billions)                           Annual rate at each asset level
First  $0.50                                          0.040%
Next    0.50                                          0.035
Next    1.00                                          0.030
Next    1.00                                          0.025
Next    3.00                                          0.020
Over    6.00                                          0.020

--------------------------------------------------------------------------------
55 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

New Dimensions
Assets (billions)                           Annual rate at each asset level
First  $1.00                                          0.050%
Next    1.00                                          0.045
Next    1.00                                          0.040
Next    3.00                                          0.035
Over    6.00                                          0.030

Partners Small Cap Value
Assets (billions)                           Annual rate at each asset level
First  $0.25                                          0.080%
Next    0.25                                          0.075
Next    0.25                                          0.070
Next    0.25                                          0.065
Next    1.00                                          0.060
Over    2.00                                          0.055

S&P 500 Index
Assets (billions)                           Annual rate at each asset level
First  $1.00                                          0.080%
Next    1.00                                          0.075
Next    3.00                                          0.070
Over    5.00                                          0.065

Small Cap Advantage
Assets (billions)                           Annual rate at each asset level
First  $0.25                                          0.060%
Next    0.25                                          0.055
Next    0.25                                          0.050
Next    0.25                                          0.045
Next    1.00                                          0.040
Over    2.00                                          0.035

Stock
Assets (billions)                           Annual rate at each asset level
First  $0.50                                          0.040%
Next    0.50                                          0.035
Next    1.00                                          0.030
Next    1.00                                          0.025
Next    3.00                                          0.020
Over    6.00                                          0.020

Strategy Aggressive
Assets (billions)                           Annual rate at each asset level
First  $0.25                                          0.060%
Next    0.25                                          0.055
Next    0.25                                          0.050
Next    0.25                                          0.045
Next    1.00                                          0.040
Over    2.00                                          0.035

--------------------------------------------------------------------------------
56 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

On the last day of the most recent fiscal period, the daily rates applied to the Funds' net assets on an annual basis were:

                                                           Fees paid during
Fund                               Daily rates            prior fiscal year
Blue Chip Advantage                     %                         $
Bond
Capital Resource
Cash Management
Diversified Equity Income
Emerging Markets
Equity Select
Extra Income
Federal Income
Global Bond
Growth
International
Managed
New Dimensions
Partners Small Cap Value
S&P 500 Index
Small Cap Advantage
Stock
Strategy Aggressive


Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.


PLAN AND AGREEMENT OF DISTRIBUTION
To help defray the cost of distribution and servicing, the Fund and IDS Life entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, IDS Life is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the American Express Variable Portfolio Funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by IDS Life. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

--------------------------------------------------------------------------------
57 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Fees paid for the following fiscal periods were as follows:

                                                          Fees paid during
Fund                                                      prior fiscal year
Blue Chip Advantage                                               $
Bond
Capital Resource
Cash Management
Diversified Equity Income
Emerging Markets
Equity Select
Extra Income
Federal Income
Global Bond
Growth
International
Managed
New Dimensions
Partners Small Cap Value
S&P 500 Index
Small Cap Advantage
Stock
Strategy Aggressive

The fee is not allocated to any one service (such as advertising, payments to underwriters or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

CUSTODIAN AGREEMENT
The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian has entered into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 70100 AXP Financial Center Minneapolis, MN 55474.

SHARES
The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS
For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance policy prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to one vote for each share owned. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the number of shares owned, including fractional shares, multiplied by the number of members to be elected.

--------------------------------------------------------------------------------
58 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

DIVIDEND RIGHTS
Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR FUNDS MANAGED BY IDS LIFE
                                                                 Date of           Form of      State of       Fiscal
                                                               organization      organization  organization    year end  Diversified
IDS Life Series Fund, Inc.                                            5/8/85      Corporation         MN         4/30
     Equity Portfolio                                                                                                        Yes
     Equity Income Portfolio                                                                                                 Yes
     Government Securities Portfolio                                                                                         Yes
     Income Portfolio                                                                                                        Yes
     International Equity Portfolio                                                                                          Yes
     Managed Portfolio                                                                                                       Yes
     Money Market Portfolio                                                                                                  Yes

AXP Variable Portfolio - Income Series, Inc.                4/27/81, 6/13/86*     Corporation      NV/MN         8/31
     AXP Variable Portfolio - Bond Fund                                                                                      Yes
     AXP Variable Portfolio - Extra Income Fund                                                                              Yes
     AXP Variable Portfolio - Federal Income Fund                                                                            Yes
     AXP Variable Portfolio - Global Bond Fund                                                                                No

AXP Variable Portfolio - Investment Series, Inc.            4/27/81, 6/13/86*     Corporation      NV/MN         8/31
     AXP Variable Portfolio - Blue Chip Advantage Fund                                                                       Yes
     AXP Variable Portfolio - Capital Resource Fund                                                                          Yes
     AXP Variable Portfolio - Emerging Markets Fund                                                                          Yes
     AXP Variable Portfolio - Equity Select Fund                                                                             Yes
     AXP Variable Portfolio - Growth Fund                                                                                    Yes
     AXP Variable Portfolio - S&P 500 Index Fund                                                                              No
     AXP Variable Portfolio -International Fund                                                                              Yes
     AXP Variable Portfolio - New Dimensions Fund                                                                            Yes
     AXP Variable Portfolio - Small Cap Advantage Fund                                                                       Yes
     AXP Variable Portfolio - Stock Fund                                                                                     Yes
     AXP Variable Portfolio - Strategy Aggressive Fund                                                                       Yes

AXP Variable Portfolio - Managed Series, Inc.                         3/5/85      Corporation         MN         8/31
     AXP Variable Portfolio - Diversified Equity Income Fund                                                                 Yes
     AXP Variable Portfolio - Managed Fund                                                                                   Yes

AXP Variable Portfolio - Money Market Series, Inc.          4/27/81, 6/13/86*     Corporation      NV/MN         8/31
     AXP Variable Portfolio - Cash Management Fund                                                                           Yes

AXP Variable Portfolio - Partners Series, Inc.                        5/9/01      Corporation         MN         8/31
     AXP Variable Portfolio - Partners Small Cap Value Fund                                                                   No

* Date merged into a Minnesota corporation.

--------------------------------------------------------------------------------
59 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 78 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members
Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past 5 years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
H. Brewster Atwater, Jr.           Board member since     Retired chair and                             Board Effectiveness,
4900 IDS Tower                     1996                   chief executive                               Executive,
Minneapolis, MN 55402                                     officer, General                              Investment Review
Born in 1931                                              Mills, Inc.
                                                          (consumer foods)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Arne H. Carlson                    Chair of the Board     Chair, Board                                  Joint
901 S. Marquette Ave.              since 1999             Services Corporation                          Audit,Contracts,
Minneapolis, MN 55402                                     (provides                                     Executive,
Born in 1934                                              administrative                                Investment Review,
                                                          services to boards),                          Board Effectiveness
                                                          former Governor of
                                                          Minnesota
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Lynne V. Cheney                    Board member since     Distinguished          The Reader's Digest    Joint Audit,
American Enterprise                1994                   Fellow, AEI            Association Inc.       Contracts
Institute for Public Policy
Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Livio D. DeSimone                  Board member since     Retired chair of the   Cargill,               Joint Audit,
30 Seventh Street East             2001                   board and chief        Incorporated           Contracts
Suite 3050                                                executive officer,     (commodity merchants
St. Paul, MN 55101-4901                                   Minnesota Mining and   and processors),
Born in 1936                                              Manufacturing (3M)     Target Corporation
                                                                                 (department stores),
                                                                                 General Mills, Inc.
                                                                                 (consumer foods),
                                                                                 Vulcan Materials
                                                                                 Company
                                                                                 (construction
                                                                                 materials/
                                                                                 chemicals), Milliken
                                                                                 & Company (textiles
                                                                                 and chemicals) and
                                                                                 Nexia
                                                                                 Biotechnologies, Inc.
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Ira D. Hall                        Board member since     Private investor;      Imagistics             Contracts,
Texaco, Inc.                       2001                   formerly with Texaco   International, Inc.    Investment Review
2000 Westchester Avenue                                   Inc., treasurer,       (office equipment),
White Plains, NY 10650                                    1999-2001 and          Reynolds & Reynolds
Born in 1944                                              general manager,       Company (information
                                                          alliance management    services), TECO
                                                          operations,            Energy, Inc. (energy
                                                          1998-1999. Prior to    holding company),
                                                          that, director,        The Williams
                                                          International          Companies, Inc.
                                                          Operations IBM Corp.   (energy distribution
                                                                                 company)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Heinz F. Hutter                    Board member since     Retired president                             Board Effectiveness,
P.O. Box 2187                      1994                   and chief operating                           Executive,
Minneapolis, MN 55402                                     officer, Cargill,                             Investment Review
Born in 1929                                              Incorporated
                                                          (commodity merchants
                                                          and processors)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Anne P. Jones                      Board member since     Attorney and           Motorola, Inc.         Joint Audit, Board
5716 Bent Branch Rd.               1985                   consultant             (electronics)          Effectiveness,
Bethesda, MD 20816                                                                                      Executive
Born in 1935
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Stephen R. Lewis, Jr.              Board member since     Retired president                             Contracts,
901 S. Marquette Ave.              2002                   and professor of                              Investment Review
Minneapolis, MN 55402                                     economics, Carleton
Born in 1939                                              College
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
William R. Pearce                  Board member since     RII Weyerhaeuser                              Executive,
2050 One Financial Plaza           1980                   World Timberfund,                             Investment Review,
Minneapolis, MN 55402                                     L.P. (develops                                Board Effectiveness
Born in 1927                                              timber resources)--
                                                          management
                                                          committee; former
                                                          chair, American
                                                          Express Funds
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

--------------------------------------------------------------------------------
60 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Independent Board Members (continued)

Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past 5 years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Alan G. Quasha                     Board member since     President, Quadrant    Compagnie Financiere   Joint Audit,
720 Fifth Avenue                   2002                   Management, Inc.       Richemont AG (luxury   Investment Review
New York, NY 10019                                        (management of         goods)
Born in 1949                                              private equities)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Alan K. Simpson                    Board member since     Former three-term      Biogen, Inc.           Joint Audit,
1201 Sunshine Ave.                 1997                   United States          (bio-pharmaceuticals)  Contracts
Cody, WY 82414                                            Senator for Wyoming
Born in 1931
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
C. Angus Wurtele                   Board member since     Retired chair of the   Bemis Corporation      Contracts,
4900 IDS Tower                     1994                   board and chief        (packaging)            Executive,
Minneapolis, MN 55402                                     executive officer,                            Investment Review
Born in 1934                                              The Valspar
                                                          Corporation
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past 5 years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
David R. Hubers                    Board member since     Retired chief          Chronimed Inc.
50643 AXP Financial Center         1993                   executive officer      (specialty
Minneapolis, MN 55474                                     and director of AEFC   pharmaceutical
Born in 1943                                                                     distribution), RTW
                                                                                 Inc. (manages
                                                                                 worker's
                                                                                 compensation
                                                                                 programs), Lawson
                                                                                 Software, Inc.
                                                                                 (technology based
                                                                                 business
                                                                                 applications)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
John R. Thomas                     Board member since     Senior vice
50652 AXP Financial Center         1987, president        president -
Minneapolis, MN 55474              since 1997             information and
Born in 1937                                              technology of AEFC
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
William F. Truscott                Board member since     Senior vice
53600 AXP Financial Center         2001, vice president   president - chief
Minneapolis, MN 55474              since 2002             investment officer
Born in 1960                                              of AEFC; former
                                                          chief investment
                                                          officer and managing
                                                          director, Zurich
                                                          Scudder Investments
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr.
Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past 5 years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Jeffrey P. Fox                     Treasurer since 2002   Vice president -
50005 AXP Financial Center                                investment
Minneapolis, MN 55474                                     accounting, AEFC
Born in 1955                                              since 2002; vice
                                                          president - finance,
                                                          American Express
                                                          Company, 2000-2002;
                                                          vice president -
                                                          corporate
                                                          controller, AEFC,
                                                          1996-2000

---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Leslie L. Ogg                      Vice president,        President of Board
901 S. Marquette Ave.              general counsel, and   Services Corporation
Minneapolis, MN 55402              secretary since 1978
Born in 1938
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Stephen W. Roszell                 Vice president since   Senior vice
50239 AXP Financial Center         2002                   president -
Minneapolis, MN55474                                      institutional group
Born in 1949                                              of AEFC
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------


--------------------------------------------------------------------------------
61 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Responsibilities of board with respect to Fund's management
The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work
Executive Committee -- Acts for the board between meetings of the board. The committee held _____ meetings during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held _____ meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held _____ meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held _____ meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held _____ meetings during the last fiscal year.


Compensation for Board Members

During the most recent fiscal year, the independent members of the Fund board, for attending up to 27 meetings, received the following compensation:


Compensation Table for AXP VP - Blue Chip Advantage


                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


--------------------------------------------------------------------------------
62 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Compensation Table for AXP VP - Bond

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


Compensation Table for AXP VP - Capital Resource

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


Compensation Table for AXP VP - Cash Management

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele

--------------------------------------------------------------------------------
63 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Compensation Table for AXP VP - Diversified Equity Income

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


Compensation Table for AXP VP - Extra Income

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


Compensation Table for AXP VP - Federal Income

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


--------------------------------------------------------------------------------
64 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Compensation Table for AXP VP - Global Bond

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


Compensation Table for AXP VP - Growth

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


Compensation Table for AXP VP - International

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


--------------------------------------------------------------------------------
65 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Compensation Table for AXP VP - Managed

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


Compensation Table for AXP VP - New Dimensions

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


Compensation Table for AXP VP - S&P 500 Index

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


--------------------------------------------------------------------------------
66 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Compensation Table for AXP VP - Small Cap Advantage

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


Compensation Table for AXP VP - Strategy Aggressive

                                                      Total cash compensation from the
                                  Aggregate             American Express Funds and
Board member              compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.               $                              $
Lynne V. Cheney
Livio D. DeSimone
Ira D. Hall
Heinz F. Hutter
Anne P. Jones
Stephen R. Lewis, Jr.
William R. Pearce
Alan G. Quasha
Alan K. Simpson
C. Angus Wurtele


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

Independent Auditors

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
67 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Appendix A

DESCRIPTION OF MONEY MARKET SECURITIES
The types of instruments that form the major part of the Fund's investments are described below.

Certificates of Deposit
A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit
A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances
A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper
Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Letters of Credit
A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills
Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities
Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

--------------------------------------------------------------------------------
68 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Repurchase Agreements
A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.


Floating Rate Instruments

These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

--------------------------------------------------------------------------------
69 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Appendix B

DESCRIPTION OF RATINGS
Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o   Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

--------------------------------------------------------------------------------
70 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements-their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM RATINGS
Standard & Poor's Commercial Paper Ratings
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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71 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Standard & Poor's Note Ratings
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3    Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

       Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

       Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

       Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's & S&P's
Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

--------------------------------------------------------------------------------
72 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

Appendix C

ADDITIONAL INFORMATION ABOUT THE INDEX
AXP Variable Portfolio - S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of AXP Variable Portfolio - S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in AXP Variable Portfolio - S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to AXP Variable Portfolio - S&P 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to AXP Variable Portfolio - S&P 500 Index Fund. S&P has no obligation to take the needs of AXP Variable Portfolio - S&P 500 Index Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of AXP Variable Portfolio - S&P 500 Index Fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of AXP Variable Portfolio - S&P 500 Index Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
73 AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
--------------------------------------------------------------------------------

                                                             S-6466-20 V (10/02)

PART C.  OTHER INFORMATION
------

Item 23. Exhibits

(a) Articles of Incorporation as amended Nov. 10, 1994, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(b)      By-Laws as amended Jan. 12, 1989, filed electronically as Exhibit No. 2
         to  Registrant's   Post-Effective  Amendment  No.  25  to  Registration
         Statement No. 2-73115, are incorporated by reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(2) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Capital Resources Fund, AXP Variable Portfolio - International Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation dated June 3, 2002, is filed electronically herewith.

(d)(3) Investment Management Services Agreement between Registrant, on behalf of IDS Life Growth Dimensions Fund and IDS Life Insurance Company dated April 11, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

(d)(4) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - New Dimensions Fund and American Express Financial Corporation dated June 3, 2002, is filed electronically herewith.

(d)(5) Investment Management Services Agreement dated Sept. 13, 1999, between Registrant, on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(6) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable
         Portfolio - Small Cap Advantage Fund, and American Express Financial Corporation dated June 3, 2002, is filed electronically herewith.

(d)(7) Investment Management Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(8) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund, and AXP Variable Portfolio - S&P 500 Index Fund, and American
         Express   Financial   Corporation   dated  June  3,  2002,   is  filed
         electronically herewith.

(d)(9) Investment Management Services Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 45 filed on or about
         May 16, 2001, is incorporated by reference.

(d)(10) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation dated June 3, 2002, is filed electronically herewith.

(d)(11) Investment Management Services Agreement dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Stock Fund, and IDS Life Insurance Company filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(12) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation dated June 3, 2002, is filed electronically herewith.

(d)(13) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, filed electronically as Exhibit 5(c) to Registrant's Post-Effective Amendment No. 36 filed on or about Oct. 30, 1998, is incorporated by reference.

(d)(14) Addendum to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Sept. 13, 1999, is filed electronically herewith.

(d)(15) Addendum to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated April 11, 2001, is filed electronically herewith.

(d)(16) Addendum to Investment Advisory Agreement dated May 9, 2001, between IDS Life Insurance Company and American Express Financial Company, filed electronically as Exhibit (d)(8) to Registrant's
         Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(17) Amendment to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated June 3, 2002, is filed electronically herewith.

(d)(18) Investment Advisory Agreement between American Express Financial Corporation and American Express Asset Management International Inc. for AXP(SM) Variable Portfolio - International Equity Fund (formerly IDS Life International Equity Fund) dated February 11, 1999, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 37 filed on or about May 28, 1999, is incorporated by reference.

(d)(19) Addendum to Investment Advisory Agreement dated May 1, 2000, between American Express Financial Corporation and American Express Asset Management International Inc. for AXP Variable Portfolio - Emerging Markets Fund, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(20)  Termination   Agreement   between   American   Express   Financial
         Corporation and American Express Asset Management Group Inc. on behalf of AXP Variable Portfolio-Strategy Aggressive Fund effective June 30, 2000, filed electronically as Exhibit (d)(11) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(21) Subadvisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC on behalf of AXP Variable Portfolio
         - Small Cap Advantage Fund dated Sept. 13, 1999, filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(22) Administrative Services Agreement, dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Financial Corporation, filed electronically as Exhibit No. 5(d) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(23) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Strategy Aggressive Fund and AXP Variable
         Portfolio - International Fund, and American Express Financial Corporation, dated June 3, 2002, is filed electronically herewith.

(d)(24) Administrative Services Agreement, dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Financial Corporation, filed electronically as Exhibit 5(f) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(d)(25) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - New Dimensions Fund, and American Express Financial Corporation, dated June 3, 2002, is filed electronically herewith.

(d)(26) Administrative Services Agreement dated Sept. 13, 1999, between AXP Variable Portfolio Investment Series, Inc. on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Financial Corporation filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 40 filed on or about May 28, 1999, is incorporated by reference.

(d)(27) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund,
         AXP  Variable  Portfolio - Growth Fund,  and AXP Variable
         Portfolio - Small Cap Advantage Fund, and American Express Financial Corporation dated June 3, 2002, is filed electronically herewith.

(d)(28) Administrative Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(14) to Registrant's Post - Effective Amendment No. 43 filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(29) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, dated June 3, 2002, is filed electronically herewith.

(d)(30) Administrative Service Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 45 filed on or about May 16, 2001, is incorporated by reference.

(d)(31) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, dated June 3, 2002, is filed electronically herewith.

(d)(32) Administrative Service Agreement dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(18) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(33) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation, dated June 3, 2002, is filed electronically herewith.

(e)      Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life
         Capital Resource Fund and IDS Life International Equity Fund, and American Express Trust Company, filed electronically as Exhibit No. 8(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(g)(2) Custodian Agreement dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Trust Company, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(g)(3) Custodian Agreement dated Sept. 13, 1999, between AXP Variable Portfolio - Investment Series, Inc. on behalf of AXP Variable Portfolio
         - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Trust Company filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(g)(4) Custodian Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Trust Company, filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(g)(5) Custodian Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Trust Company, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 45, filed on or about May 16, 2001, is incorporated by reference.

(g)(6) Custodian Agreement dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Trust Company, filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(g)(7) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit (g)(3) to IDS Precious Metal Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(h)(1) Plan and Agreement of Merger between IDS Life Capital Resource Minnesota, Inc. and IDS Life Capital Resource Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(2) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(3) License Agreement dated June 17, 1999 between the American Express Funds and American Express Company, filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Addendum to Schedule A and Schedule B of the License Agreement dated June 15, 2001, between the American Express Company and American Express Funds, filed electronically as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, to be filed by Amendment.

(j)      Independent Auditors' Consent, to be filed by Amendment.

(k)      Omitted Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company dated Oct. 13, 1981, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference

(m)(2) Plan and Agreement of Distribution dated Sept. 20, 1999, between Registrant (on behalf of AXP(SM) Variable Portfolio - Capital Resource Fund, AXP(SM) Variable Portfolio - International Fund, AXP(SM) Variable Portfolio - New Dimensions Fund and AXP(SM) Variable Portfolio - Strategy Aggressive Fund) and IDS Life Insurance Company, filed electronically as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(3) Plan and Agreement of Distribution dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(3) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(4) Plan and Agreement of Distribution dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(4) to Registrant's Post-Effective Amendment No. 45, filed on or about
         May 16, 2001, is incorporated by reference.

(m)(5) Plan and Agreement of Distribution dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(5) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(n)      Rule 18f-3 Plan: Not Applicable.

(o)      Reserved

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 9, 2002 is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002 is filed electronically herewith.

Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Money Market Series, Inc. and AXP Variable Portfolio - Managed Series, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address*                     Title within other company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President -
Director and Executive          Assurance Company            P.O. Box 5555                Annuities
Vice President - Annuities                                   Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Director, Chairman of the Board
                                Insurance Company            Minneapolis, MN  55474       and Executive Vice President -
                                                                                          Annuities

                                American Express Financial                                Vice President - Annuities
                                Advisors Inc.

                                American Express Financial                                Vice President - Variable
                                Corporation                                               Annuities

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis, MN  55474       and Chief Executive Officer

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President -
                                of New York                  Albany, NY  12205            Annuities

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B
------------------------------- ---------------------------- ---------------------------- ----------------------------
Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Director and President          Assurance Company            P.O. Box 5555                Executive Officer
                                                             Albany, NY  12205-0555

                                American Express Financial                                Vice President -
                                Advisors Inc.                                             Insurance Products

                                American Express Financial                                Vice President -
                                Corporation                                               Insurance Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------
Brenda H. Fraser                American Express Financial                                Executive Vice President -
Vice President -                Corporation                                               AEFA Products and Corporate
Variable Assets                                                                           Marketing

                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             AEFA Products and Corporate
                                                                                          Marketing
------------------------------- ---------------------------- ---------------------------- ----------------------------
Lorraine R. Hart                AMEX Assurance Company                                    Vice President - Investments
Vice President - Investments
                                American Centurion Life      20 Madison Ave. Extension    Vice President - Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Director, President and
                                Corporation                                               Chief Executive Officer

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Investments

                                American Express Financial                                Vice President - Insurance
                                Corporation                                               Investments

                                American Express                                          Vice President - Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President  - Investments

                                American Express                                          Vice President -
                                Certificate Company                                       Investments

                                IDS Life Series Fund, Inc.                                Vice President -
                                                                                          Investments

                                IDS Life Variable Annuity                                 Vice President -
                                Funds A and B                                             Investments

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President -
                                Insurance Company            DePere, WI 54115             Investment Officer

                                IDS REO 1, LLC                                            Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------
Eric L. Marhoun                 American Centurion Life      20 Madison Ave. Extension    Director, General Counsel
Vice President, Assistant       Assurance Company            P.O. Box 5555                and Secretary
General Counsel and Assistant                                Albany, NY  12205-0555
Secretary
                                American Enterprise Life     829 AXP Financial Center     Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Director, Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                AMEX Assurance Company                                    Director and General
                                                                                          Counsel

                                IDS Life Insurance Company   P.O. Box 5144                Director, General Counsel and
                                of New York                  Albany, NY 12205             Secretary

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
Timothy S. Meehan               Advisory Capital                                          Assistant Secretary
Secretary                       Income LLC

                                Advisory Capital                                          Assistant Secretary
                                Partners LLC

                                American Enterprise                                       Secretary
                                Investment Services Inc.

                                American Enterprise Life                                  Assistant Secretary
                                Insurance Company

                                American Enterprise                                       Secretary
                                REO 1, LLC

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client                                   Secretary
                                Service Corporation

                                American Express Financial                                Secretary
                                Advisors Japan Inc.

                                American Express Financial                                Secretary
                                Advisors Inc.

                                American Express Financial                                Secretary
                                Corporation

                                American Express Insurance                                Director, Vice President
                                Agency of Alabama Inc.                                    and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.                                    and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.                                      and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.                                   and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.                              and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.                                     and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.                                 and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.                                   and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Oregon Inc.                                     and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.                                    and Secretary

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Kentucky Inc.

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Maryland Inc.

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Pennsylvania Inc.

                                American Express Service                                  Secretary
                                Corporation

                                American Partners Life                                    Assistant Secretary
                                Insurance Company

                                AMEX Assurance Company                                    Secretary

                                IDS Cable Corporation                                     Secretary

                                IDS Cable II Corporation                                  Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Series Fund, Inc.                                Secretary

                                IDS Life Variable Annuity                                 Assistant Secretary
                                Fund A & B

                                IDS Insurance Agency of                                   Director, Vice President
                                Arkansas Inc.                                             and Secretary

                                IDS Insurance Agency of                                   Director, Vice President
                                Ohio Inc.                                                 and Secretary

                                IDS Management Corporation                                Secretary

                                IDS Partnership Services                                  Secretary
                                Corporation

                                IDS Property Casualty                                     Secretary
                                Insurance Company

                                IDS Real Estate Services,                                 Secretary
                                Inc.

                                IDS Realty Corporation                                    Secretary

                                IDS REO 1, LLC                                            Secretary

                                Investors Syndicate                                       Secretary
                                Development Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
Mary Ellyn Minenko              American Enterprise Life     829 AXP Financial Center     Vice President, Group
Vice President, Assistant       Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
General Counsel and Assistant                                                             Secretary
Secretary
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                of New York                                               and Assistant Secretary

                                IDS Life Series Fund, Inc.                                General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
Barry J. Murphy                 American Express Client                                   Director, Chairman, President
Director                        Service Corporation                                       and Chief Executive Officer

                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                American Express Financial                                Executive Vice President -
                                Corporation                                               U.S. Retail Group
------------------------------- ---------------------------- ---------------------------- ----------------------------
Teresa J. Rasmussen             American Centurion Life                                   Counsel and Secretary
Vice President and General      Assurance Company
Counsel
                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Express Financial                                Vice President and
                                Corporation                                               Assistant General Counsel

                                American Enterprise Life     829 AXP Financial Center     Director, Vice President,
                                Insurance Company            Minneapolis, MN  55474       General Counsel and Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Assistant General Counsel
                                of New York                  Albany, NY 12205             and Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
Stephen W. Roszell              American Express                                          Senior Vice President -
Director                        Financial Corporation                                     Institutional Group

                                Advisory Capital Income                                   Director
                                LLC

                                Advisory Capital Partners                                 Director
                                LLC

                                Advisory Capital                                          Director
                                Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director and Executive Vice
                                Management International,                                 President
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                Northwinds Marketing                                      Director
                                Group LLC
------------------------------- ---------------------------- ---------------------------- ----------------------------
Bridget Sperl                   American Enterprise                                       Director, President and
Executive Vice President -      Investment Services Inc.                                  Chief Executive Officer
Client Service
                                American Express Client                                   Director and Senior
                                Service Corporation                                       Vice President

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service

                                American Express Financial                                Senior Vice President -
                                Corporation                                               Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
John T. Sweeney                 American Express Financial                                Vice President - Lead
Director and Executive          Advisors Inc.                                             Financial Officer, Products
Vice President - Finance
                                American Express Financial                                Vice President - Lead
                                Corporation                                               Financial Officer, Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership Services                                  Director
                                Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director
------------------------------- ---------------------------- ---------------------------- ----------------------------
Beth E. Weimer                  American Express                                          Vice President - Chief
Chief Compliance Officer        Financial Advisors Inc.                                   Compliance Officer

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International
                                Inc.

                                American Express Service                                  Chief Compliance Officer
                                Corporation

                                IDS Insurance Agency of                                   Chief Compliance Officer
                                Arkansas Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
Philip C. Wentzel               American Centurion Life      20 Madison Ave. Extension    Vice President and
Vice President and Controller   Assurance Company            P.O. Box 5555                Controller
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Controller

                                American Express                                          Vice President and
                                Certificate Company                                       Controller

                                American Express                                          Vice President and Chief
                                International Deposit                                     Financial Officer
                                Company

                                American Partners Life       1751 AXP Financial Center    Controller
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Controller

                                IDS Life Series Fund, Inc.                                Controller

                                IDS Life Variable Annuity                                 Controller
                                Funds A & B
------------------------------- ---------------------------- ---------------------------- ----------------------------
David L. Yowan                  American Centurion Life      20 Madison Ave. Extension    Vice President and Treasurer
Vice President, Treasurer and   Assurance Company            Albany, NY 12205-0555
Assistant Secretary
                                American Enterprise                                       Vice President and
                                Investment Services                                       Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Enterprise                                       Treasurer
                                REO 1, LLC

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Financial                                Vice President and
                                Corporation                                               Corporate Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Maryland Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer
                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President and
                                Corporation                                               Treasurer

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                AMEX Assurance Company                                    Vice President, Treasurer and
                                                                                          Assistant Secretary

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.                                Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27.      Principal Underwriters

              The Fund has no principal underwriter.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Investment Series, Inc, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 29th day of August, 2002.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.


By     /s/ John R. Thomas**
       ----------------------------------------------
           John R. Thomas, President


By     /s/ Jeffrey P. Fox
       ----------------------------------------------
           Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of August, 2002.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
------------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
------------------------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
------------------------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone*                              Director
------------------------------------
     Livio D. DeSimone

/s/  Ira D. Hall*                                    Director
------------------------------------
     Ira D. Hall

/s/  David R. Hubers*                                Director
------------------------------------
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
------------------------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
------------------------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
------------------------------------
     Stephen R. Lewis, Jr.

/s/  William R. Pearce*                              Director
------------------------------------
     William R. Pearce

/s/  Alan K. Simpson*                                Director
------------------------------------
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
------------------------------------
     John R. Thomas

/s/  William F. Truscott*                            Director
------------------------------------
     William F. Truscott

/s/  C. Angus Wurtele*                               Director
------------------------------------
     C. Angus Wurtele

 * Signed pursuant to Directors' Power of Attorney dated Jan. 9, 2002, filed electronically herewith.



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg


** Signed  pursuant to Officers'  Power of Attorney   dated Jan. 9, 2002,  filed
   electronically herewith.



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 47 TO REGISTRATION STATEMENT NO. 2-73115

This post-effective amendment contains the following papers and documents:

The facing sheet.


Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

Part C.

         Other information.

         The signatures.

         Exhibits.